OMB APPROVAL
OMB Number:	3235-0578
Expires:	January 31, 2016
Estimated average burden
hours per response:	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05686

AIM Investment Securities Funds

(Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	VK-CBD-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–94.27%

Advertising–0.52%

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	$35,000	$37,800
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	1,070,000	1,078,778
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,830,000	4,168,289
		5,284,867

Aerospace & Defense–0.75%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	100,000	105,500
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.13%, 01/15/23(b)	160,000	169,200
7.75%, 03/15/20(b)	520,000	613,600
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	265,000	268,975
Erickson Air-Crane Inc., Sr. Sec. Gtd. Notes, 8.25%, 05/01/20(b)	110,000	113,850
GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	410,000	440,750
General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 2.25%, 11/15/22	2,550,000	2,404,468
3.60%, 11/15/42	1,500,000	1,335,105
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	120,000	131,400
7.13%, 03/15/21	255,000	280,500
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	235,000	253,212
Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	1,375,000	1,499,985
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	60,000	62,700
		7,679,245

Agricultural Products–0.81%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	2,285,000	2,448,485
Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,950,000	1,939,358
Sr. Unsec. Notes, 3.20%, 11/01/15	2,000,000	2,100,274
6.63%, 04/15/37	1,495,000	1,782,246
		8,270,363

	Principal Amount	Value

Airlines–2.34%

Air Canada (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	$120,000	$124,650
America West Airlines Pass Through Trust, Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	1,151,468	1,281,728
American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	519,062	557,019
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	3,103,615	3,320,868
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	85,649	88,272
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,365,855	2,762,136
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	83,477	93,964
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	2,088,646	2,182,635
Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	640,000	670,400
Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	483,178	570,452
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	80,000	84,750
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	2,045,077	2,244,472
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	105,000	111,300
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	566,649	636,772
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	2,478,231	2,721,407
Hawaiian Airlines, Series 2013-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 3.90%, 01/15/26	3,510,000	3,501,225
Series 2013-1, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 4.95%, 01/15/22	1,715,000	1,715,000

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Airlines–(continued)

UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	$273,917	$320,483
Series 2009-2A, Sr. Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	355,619	414,518
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	250,000	257,500
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	150,106	148,417
		23,807,968

Alternative Carriers–0.14%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	205,000	230,112
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	255,000	294,525
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	520,000	544,700
8.13%, 07/01/19	115,000	125,063
8.63%, 07/15/20	50,000	55,250
9.38%, 04/01/19	185,000	205,350
		1,455,000

Apparel Retail–0.07%

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	325,000	347,750
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	250,000	307,500
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	86,062
		741,312

Apparel, Accessories & Luxury Goods–0.31%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	345,000	381,656
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	845,000	910,488
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	50,000	55,750
7.63%, 05/15/20	945,000	1,056,037
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	60,000	60,225
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	665,000	664,169
		3,128,325

	Principal Amount	Value

Application Software–0.03%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	$280,000	$285,600

Asset Management & Custody Banks–1.03%

Bank of New York Mellon (The), Series D, Jr. Unsec. Sub. Global Notes, 4.50% (c)	3,490,000	3,485,637
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	2,065,000	2,314,208
Carlyle Holdings II Finance LLC, Unsec. Gtd. Notes, 5.63%, 03/30/43(b)	2,525,000	2,508,010
Prospect Capital Corp., Sr. Unsec. Global Notes, 5.88%, 03/15/23	2,245,000	2,190,707
		10,498,562

Auto Parts & Equipment–0.12%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	430,000	463,325
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	175,000	183,312
6.63%, 10/15/22	135,000	146,137
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Notes, 5.63%, 05/31/20(b)	200,000	196,183
Schaeffler Finance BV (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	199,273
		1,188,230

Automobile Manufacturers–1.23%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	400,000	447,000
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	3,500,000	3,290,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.00%, 06/12/17	3,450,000	3,544,549
4.25%, 09/20/22	5,100,000	5,254,975
		12,536,524

Automotive Retail–0.72%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	4,475,000	4,918,607
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	2,350,000	2,434,025
		7,352,632

Biotechnology–0.01%

STHI Holding Corp., Sr. Sec. Gtd. Notes, 8.00%, 03/15/18(b)	120,000	131,400

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Brewers–0.90%

Anheuser-Busch InBev Worldwide Inc. (Belgium),
Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	$1,500,000	$1,582,696
4.13%, 01/15/15	1,280,000	1,351,110
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(b)	2,000,000	2,160,034
Heineken NV (Netherlands), Sr. Unsec. Notes, 1.40%, 10/01/17(b)	2,575,000	2,542,661
SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 4.95%, 01/15/42(b)	1,380,000	1,498,402
		9,134,903

Broadcasting–1.09%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	80,000	84,600
Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	195,000	208,162
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	500,000	533,750
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	406,000	435,302
Sr. Unsec. Notes, 4.50%, 06/30/43(b)	2,560,000	2,383,626
8.38%, 03/01/39(b)	2,185,000	3,154,219
9.38%, 01/15/19(b)	1,860,000	2,525,220
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	1,610,000	1,699,560
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	65,000	69,713
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	35,000	35,547
		11,129,699

Building Products–0.49%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	420,000	444,150
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	230,000	232,300
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	530,000	560,475
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	95,000	106,697
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	740,000	812,150
10.00%, 12/01/18	190,000	213,275
Owens Corning Inc., Sr. Unsec. Gtd. Global Notes, 4.20%, 12/15/22	1,765,000	1,810,008

	Principal Amount	Value

Building Products–(continued)

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	$320,000	$361,600
Sr. Unsec. Notes, 9.75%, 01/15/18	375,000	443,437
		4,984,092

Cable & Satellite–4.13%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	215,000	218,763
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,389,787
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	3,820,000	3,814,111
5.70%, 05/15/18	2,005,000	2,395,074
6.50%, 01/15/15	4,425,000	4,841,984
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,401,471
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	1,235,000	1,265,918
5.15%, 03/15/42	1,085,000	1,059,239
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	1,955,000	1,936,759
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	375,000	357,187
5.88%, 07/15/22	140,000	141,050
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/20	310,000	303,800
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	205,000	224,988
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	95,000	106,875
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	755,000	822,950
7.50%, 04/01/21	350,000	386,750
Lynx II Corp. (United Kingdom), Sr. Unsec. Notes, 6.38%, 04/15/23(b)	400,000	420,000
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	275,000	294,937
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 2.10%, 04/01/14	1,825,000	1,849,984
5.15%, 04/30/20	1,050,000	1,237,981
5.95%, 04/01/41	1,735,000	2,096,853
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	300,000	320,250
Sirius XM Radio Inc., Sr. Unsec. Notes, 4.25%, 05/15/20(b)	130,000	127,075

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	$3,365,000	$4,079,313
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,616,886
Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	355,000	383,550
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	430,000	466,550
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	1,885,000	1,987,948
6.50%, 01/15/18	5,230,000	5,561,135
		42,109,168

Casinos & Gaming–0.53%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	285,000	312,075
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	145,000	156,962
9.13%, 12/01/18	75,000	81,188
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	100,000	71,000
Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	200,000	193,500
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	245,000	237,037
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	245,000	262,150
10.75%, 01/15/17	311,884	341,513
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	40,000	25,400
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	400,000	403,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	800,000	870,000
8.63%, 02/01/19	60,000	71,100
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	45,000	49,163
7.75%, 03/15/22	500,000	577,500
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	336,000	362,880
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(d)	300,000	298,875
Sr. Sec. Notes, 9.13%, 02/01/15(b)	361,000	361,000

	Principal Amount	Value

Casinos & Gaming–(continued)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec. Notes, 6.38%, 06/01/21(b)	$40,000	$40,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	660,000	700,012
		5,414,455

Catalog Retail–0.42%

QVC Inc., Sr. Sec. Gtd. Notes, 4.38%, 03/15/23(b)	4,225,000	4,254,180

Coal & Consumable Fuels–0.15%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	105,000	112,875
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	705,000	782,550
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	329,000	352,852
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	305,000	330,163
		1,578,440

Communications Equipment–0.07%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	530,000	500,187
9.00%, 04/01/19(b)	220,000	217,250
		717,437

Computer & Electronics Retail–0.26%

Best Buy Co. Inc., Sr. Unsec. Global Notes, 7.25%, 07/15/13	2,070,000	2,083,455
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	500,000	538,125
		2,621,580

Computer Storage & Peripherals–0.08%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	450,000	497,250
Sr. Unsec. Gtd. Notes, 4.75%, 06/01/23(b)	360,000	351,000
		848,250

Construction & Engineering–0.36%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	190,000	183,884
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	500,000	545,000
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	640,000	676,800

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Construction & Engineering–(continued)

URS Corp., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/22(b)	$2,070,000	$2,210,385
		3,616,069

Construction & Farm Machinery & Heavy Trucks–0.93%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	110,000	129,525
Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	3,825,000	3,826,590
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	305,000	310,337
Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	2,865,000	2,722,328
John Deere Capital Corp., Sr. Unsec. Global Notes, 0.88%, 04/17/15	1,280,000	1,288,366
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	235,000	250,863
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	200,000	228,000
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	345,000	357,075
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	55,000	58,438
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	30,000	32,475
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	270,000	290,250
		9,494,247

Construction Materials–0.44%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	575,000	611,148
Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	200,000	199,244
CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,140,000	1,207,845
8.13%, 07/15/18	1,395,000	1,738,685
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	650,000	721,500
		4,478,422

Consumer Finance–1.46%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	940,000	1,106,850
8.00%, 03/15/20	95,000	113,763

	Principal Amount	Value

Consumer Finance –(continued)

American Express Credit Corp., Series C, Sr. Unsec. Medium- Term Global Notes, 7.30%, 08/20/13	$5,480,000	$5,557,709
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	2,000,000	1,989,226
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	80,000	84,600
SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,497,912
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	2,475,000	2,502,278
		14,852,338

Data Processing & Outsourced Services–0.43%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	1,460,000	1,517,713
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	630,000	693,000
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	610,000	641,262
7.38%, 06/15/19(b)	215,000	227,631
8.25%, 01/15/21(b)	910,000	968,012
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	110,000	106,288
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/20	110,000	121,413
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	150,000	149,625
		4,424,944

Department Stores–0.05%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	520,000	508,300

Distillers & Vintners–0.07%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)(e)	310,000	258,850
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	320,000	374,400
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	30,000	33,825
		667,075

Diversified Banks–7.63%

Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	1,070,000	1,089,021

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	$1,350,000	$1,393,786
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	460,000	476,781
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	2,485,000	2,488,113
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	980,000	991,010
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	2,014,324
Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	808,728
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,352,709
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	3,200,000	3,243,660
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	2,640,000	2,649,389
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	1,500,000	1,614,072
4.50%, 10/30/15(b)	4,015,000	4,286,110
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 1.63%, 08/12/13(b)	2,500,000	2,502,796
4.13%, 08/12/20(b)	3,245,000	3,523,643
HSBC Finance Corp., Unsec. Sub. Global Notes, 6.68%, 01/15/21	1,982,000	2,354,560
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	2,070,000	2,191,070
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	1,650,000	1,768,087
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	2,510,000	2,591,285
3.75%, 03/07/17(b)	1,425,000	1,510,379
Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,595,125
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 3.50%, 08/22/17	1,475,000	1,552,988
4.38%, 08/10/15	4,315,000	4,587,479
Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	5,425,119
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (b)(c)	760,000	1,020,966

	Principal Amount	Value

Diversified Banks–(continued)

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (c)	$95,000	$90,963
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	452,956
Unsec. Sub. Notes, 6.13%, 12/15/22	235,000	243,411
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	3,002,315
Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	2,840,000	3,151,227
Sr. Unsec. Notes, 2.50%, 01/15/14(b)	775,000	779,348
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	1,200,000	1,263,858
3.85%, 04/27/15(b)	610,000	638,158
5.50%, 11/18/14(b)	2,235,000	2,378,926
Turkiye IS Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	2,610,000	2,666,844
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,468,057
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	2,470,000	2,699,461
6.55%, 10/13/20(b)	1,760,000	1,937,611
Wells Fargo & Co., Sr. Unsec. Medium-Term Global Notes, 1.25%, 02/13/15	3,900,000	3,936,757
		77,741,092

Diversified Capital Markets–0.23%

UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	1,973,000	2,313,871

Diversified Chemicals–0.47%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	3,790,000	3,672,369
4.25%, 11/15/20	1,000,000	1,092,836
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	50,000	50,625
		4,815,830

Diversified Metals & Mining–2.18%

BHP Billition Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/19	5,000,000	6,236,093
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	140,000	143,500
6.88%, 04/01/22(b)	185,000	187,775
8.25%, 11/01/19(b)	440,000	465,300

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Freeport-McMoran Copper & Gold Inc., Sr. Unsec. Notes, 3.88%, 03/15/23(b)	$3,550,000	$3,481,180
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	1,000,000	1,321,136
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	3,350,000	3,383,533
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	3,195,000	2,787,703
5.38%, 04/16/20	885,000	983,287
6.75%, 04/16/40	1,305,000	1,384,642
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	300,000	299,579
9.50%, 07/18/18(b)	200,000	229,844
Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	142,000	144,130
9.88%, 12/15/20(b)	120,000	129,000
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 5.55%, 10/25/42(b)	1,010,000	991,478
		22,168,180

Diversified REIT’s–0.22%

Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	2,000,000	2,244,386

Drug Retail–0.93%

CVS Caremark Corp., Sr. Unsec. Global Notes, 2.75%, 12/01/22	2,875,000	2,798,110
CVS Pass Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	3,526,798	4,016,338
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,292,953	2,619,030
		9,433,478

Electric Utilities–2.64%

Appalachian Power Co., Sr. Unsec. Floating Rate Notes, 0.65%, 08/16/13(d)	2,000,000	2,001,274
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	3,500,000	3,654,451
9.75%, 03/15/19(b)	509,000	664,345
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,200,000	1,238,499
Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	2,425,000	2,873,557

	Principal Amount	Value

Electric Utilities–(continued)

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sec. Bonds, 8.16%, 07/15/25(e)	$250,000	$0
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	2,565,000	2,469,415
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	1,000,000	1,007,034
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	3,590,000	4,261,004
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	909,383
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,300,000	1,346,936
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,266,000	3,538,097
System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,950,000	2,002,797
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	895,284
		26,862,076

Electrical Components & Equipment–0.02%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	205,000	212,688

Electronic Components–0.23%

Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	2,330,000	2,392,320

Electronic Manufacturing Services–0.05%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	435,000	466,538

Environmental & Facilities Services–0.33%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	90,000	93,150
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	3,170,000	3,278,254
		3,371,404

Food Distributors–0.01%

ARAMARK Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/20(b)	105,000	109,463

Forest Products–0.03%

Boise Cascade LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	30,000	32,325
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	220,000	228,800
		261,125

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Gas Utilities–0.17%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	$280,000	$305,200
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	465,000	495,225
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	191,000	207,235
Sr. Unsec. Notes, 7.38%, 03/15/20	625,000	673,437
		1,681,097

General Merchandise Stores–0.61%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,920,000	2,902,810
3.25%, 04/15/23	2,150,000	2,090,174
Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	1,125,000	1,220,883
		6,213,867

Gold–1.59%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	850,000	878,278
3.85%, 04/01/22	1,475,000	1,408,119
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	3,000,000	2,840,432
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	200,000	204,000
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,645,000	5,219,640
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.13%, 09/01/21	1,260,000	1,259,427
6.88%, 09/01/41	2,860,000	2,845,427
Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	1,545,000	1,497,397
		16,152,720

Health Care Distributors–0.52%

AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	5,115,000	5,336,877

Health Care Equipment–1.13%

AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(b)	7,995,000	8,057,515
Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	75,000	79,312
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	240,000	246,000

	Principal Amount	Value

Health Care Equipment–(continued)

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	$35,000	$36,313
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	330,000	347,325
Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	2,615,000	2,484,356
Universal Hospital Services Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/20	205,000	220,887
		11,471,708

Health Care Facilities–0.15%

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	345,000	372,600
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	170,000	187,425
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	450,000	480,375
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	176,000	194,920
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	65,000	62,237
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	25,000	25,500
Sr. Unsec. Global Notes, 8.00%, 08/01/20	190,000	210,425
		1,533,482

Health Care Services–0.60%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.65%, 02/15/17	2,900,000	3,007,458
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	1,265,000	1,335,525
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	540,000	561,192
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	900,000	894,030
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	260,000	282,100
		6,080,305

Health Care Technology–0.05%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	435,000	479,587

Home Improvement Retail–0.04%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	350,000	380,625

Homebuilding–0.77%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 06/15/16	275,000	307,312
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	305,000	337,787

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Homebuilding–(continued)

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	$305,000	$348,844
Sr. Unsec. Gtd. Notes, 5.00%, 11/15/22(b)	278,000	280,432
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	330,000	367,125
MDC Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	5,335,000	5,284,608
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	130,000	147,550
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	230,000	240,063
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/15/21(b)	40,000	40,400
7.75%, 04/15/20(b)	367,000	409,205
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	95,000	106,400
		7,869,726

Hotels, Resorts & Cruise Lines–0.46%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/17	1,890,000	1,871,520
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	1,110,000	1,168,275
7.50%, 10/15/27	305,000	349,225
Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	29,000	32,669
Sr. Unsec. Notes, 5.63%, 03/01/21	1,135,000	1,246,571
		4,668,260

Household Products–0.04%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	90,000	93,938
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	175,000	179,375
7.13%, 04/15/19	170,000	181,475
		454,788

Housewares & Specialties–0.02%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	205,000	208,588
Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	30,000	32,400
		240,988

	Principal Amount	Value

Independent Power Producers & Energy Traders–0.06%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	$240,000	$282,000
Sr. Unsec. Global Notes, 8.00%, 10/15/17	46,000	54,395
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	145,000	164,575
Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	75,000	80,625
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	59,577	64,790
		646,385

Industrial Conglomerates–2.73%

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	3,130,000	3,204,464
Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,105,000	1,291,589
Class C, Jr. Unsec. Sub. Global Notes, 5.25% (c)	4,300,000	4,302,150
Series G, Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	5,425,000	6,527,787
General Electric Co., Sr. Unsec. Global Notes, 2.70%, 10/09/22	1,535,000	1,513,447
Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 4.63%, 09/11/15(b)	2,465,000	2,645,710
5.75%, 09/11/19(b)	1,180,000	1,377,828
7.63%, 04/09/19(b)	1,840,000	2,325,405
Unsec. Gtd. Sub. Notes, 6.00% (b)(c)	4,330,000	4,611,450
		27,799,830

Industrial Machinery–0.89%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	105,000	108,938
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	5,000,000	5,040,782
3.15%, 09/15/22	2,570,000	2,485,868
5.00%, 05/15/21	1,255,000	1,382,988
		9,018,576

Insurance Brokers–0.17%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,680,290

Integrated Oil & Gas–0.69%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	1,010,000	1,146,350
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	730,000	780,219

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Integrated Oil & Gas–(continued)

Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	$4,610,000	$5,123,615
		7,050,184

Integrated Telecommunication Services–2.98%

AT&T Corp., Sr. Unsec.Gtd. Global Notes, 8.00%, 11/15/31	206,000	298,730
AT&T Inc., Sr. Unsec. Global Notes, 0.80%, 12/01/15	1,500,000	1,499,903
1.70%, 06/01/17	2,340,000	2,352,397
2.50%, 08/15/15	835,000	865,022
2.95%, 05/15/16	1,555,000	1,642,185
4.45%, 05/15/21	800,000	894,238
6.15%, 09/15/34	190,000	223,704
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,515,388
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	405,000	490,163
Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,115,959
Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.25%, 02/21/23(b)	3,650,000	3,538,121
3.38%, 10/14/16(b)	1,685,000	1,782,301
4.75%, 02/16/21(b)	550,000	607,055
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	3,840,651
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,306,066
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	1,235,000	1,216,296
6.40%, 02/15/38	4,255,000	5,150,203
		30,338,382

Internet Software & Services–0.37%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	2,875,000	2,885,686
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	290,000	310,300
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	265,000	276,925
7.00%, 07/15/21	190,000	212,800
VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	105,000	105,919
		3,791,630

Investment Banking & Brokerage–6.43%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (c)	4,840,000	5,674,900

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.63%, 01/22/23	$5,385,000	$5,310,644
5.13%, 01/15/15	700,000	743,555
5.25%, 07/27/21	2,325,000	2,600,223
5.75%, 01/24/22	3,600,000	4,124,760
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	2,370,000	2,487,043
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,675,000	5,100,202
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(b)	390,000	428,543
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	5,580,000	6,097,849
7.30%, 08/01/14(b)	1,565,000	1,656,018
7.63%, 08/13/19(b)	1,860,000	2,239,555
Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	2,240,000	2,364,599
6.38%, 07/24/42	3,500,000	4,112,552
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	3,990,000	4,206,955
6.00%, 05/13/14	4,165,000	4,361,605
Sr. Unsec. Notes, 3.45%, 11/02/15	5,595,000	5,840,344
Series 1654, Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	5,210,000	4,988,631
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,519,261
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,658,977
		65,516,216

Leisure Facilities–0.03%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	175,000	175,875
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	110,000	117,838
		293,713

Life & Health Insurance–3.36%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	2,525,000	2,738,858
MetLife Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,718,012
Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,265,099
Sr. Unsec. Notes, 6.75%, 06/01/16	780,000	909,690

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Life & Health Insurance–(continued)

Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	$605,000	$751,037
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	7,629,311
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,848,752
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,690,000	2,104,050
Series C, Sr. Unsec. Medium-Term Notes, 5.40%, 06/13/35	1,500,000	1,644,951
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,189,441
6.63%, 12/01/37	1,420,000	1,802,632
7.38%, 06/15/19	1,270,000	1,619,947
		34,221,780

Managed Health Care–1.48%

Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	1,710,000	1,931,284
Sr. Unsec. Notes, 4.50%, 03/15/21	1,860,000	2,048,510
5.88%, 03/15/41	1,055,000	1,251,368
Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	1,755,000	1,674,503
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 2.75%, 02/15/23	2,820,000	2,724,813
Sr. Unsec. Notes, 5.95%, 02/15/41	2,455,000	2,945,305
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	2,500,000	2,521,095
		15,096,878

Marine–0.01%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	110,000	114,125

Movies & Entertainment–0.19%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	540,000	594,000
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	225,000	229,500
Coinstar Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	285,000	293,550
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	500,000	546,250
Time Warner, Inc., Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	225,000	267,396
		1,930,696

	Principal Amount	Value

Multi-Line Insurance–1.14%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	$6,485,000	$8,755,043
American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,655,006
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	90,000	96,282
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	265,000	316,675
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	510,000	612,000
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	120,000	176,950
		11,611,956

Multi-Utilities–0.35%

Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	2,700,000	2,879,370
Consumers Energy Co., Sr. Sec. First Mortgage Bonds, 5.80%, 09/15/35	570,000	688,825
		3,568,195

Office REIT’s–0.45%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	4,290,000	4,539,582

Office Services & Supplies–0.75%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	20,000	21,600
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	6,970,000	7,595,206
		7,616,806

Oil & Gas Drilling–0.37%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	80,000	86,000
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	440,000	474,100
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	2,930,000	3,174,459
		3,734,559

Oil & Gas Equipment & Services–0.13%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	190,000	206,625
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	575,000	593,687
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	105,000	108,150
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	445,000	465,025
		1,373,487

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–3.27%

Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	$925,000	$970,667
5.95%, 09/15/16	1,000,000	1,139,664
Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	2,575,000	2,586,600
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	140,000	145,950
6.75%, 11/01/20	183,000	198,098
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(b)	281,000	298,563
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	270,000	290,250
8.25%, 09/01/21	385,000	423,500
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	146,575
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23	100,000	104,500
6.63%, 08/15/20	475,000	529,031
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	555,000	595,931
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	1,380,000	1,481,830
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	3,450,000	4,142,309
EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	2,530,000	2,803,485
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	296,000	310,060
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	365,000	365,000
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	5,000	5,000
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	513,000	525,825
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	35,000	38,675
Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	110,000	108,350
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	249,000	256,470
6.50%, 03/15/21(b)	25,000	26,000
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/01/21(b)	460,000	469,200
Noble Energy Inc., Sr. Unsec. Global Notes, 4.15%, 12/15/21	800,000	866,440

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	$3,145,000	$3,640,814
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	3,070,000	3,151,035
5.75%, 01/20/20	1,800,000	1,983,771
6.88%, 01/20/40	195,000	210,782
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	3,125,000	3,512,866
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	120,000	122,400
Sr. Unsec. Notes, 5.38%, 10/01/22	245,000	252,350
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	50,000	51,125
5.75%, 06/01/21	410,000	435,625
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	372,000	385,020
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	210,000	229,950
6.50%, 01/01/23	85,000	93,925
6.63%, 02/15/19	175,000	188,125
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	170,000	184,875
		33,270,636

Oil & Gas Refining & Marketing–0.35%

Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	160,000	172,000
CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	427,000	444,080
Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	895,000	1,030,365
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	15,000	15,338
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	110,000	115,912
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	170,000	193,800
Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	1,325,000	1,619,601
		3,591,096

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–2.39%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	$360,000	$382,500
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	90,000	93,150
6.63%, 10/01/20(b)	290,000	310,300
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	596,000	630,270
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	1,530,000	1,454,792
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	290,000	334,225
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	2,685,000	2,918,466
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	1,125,000	1,299,439
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	3,980,000	4,887,018
Series G, Sr. Unsec. Gtd. Global Notes, 5.60%, 10/15/14	2,710,000	2,886,379
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	349,000	369,067
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	130,000	136,500
6.50%, 08/15/21	289,000	314,287
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	180,000	182,025
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	390,000	403,395
Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	35,000	34,650
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	175,000	177,188
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,297,813
Sr. Unsec. Gtd. Notes, 5.67%, 08/15/14	2,000,000	2,111,957
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	56,000	60,620
6.88%, 02/01/21	465,000	504,525
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	205,813
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	3,205,000	3,362,991
		24,357,370

	Principal Amount	Value

Other Diversified Financial Services–7.97%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	$4,015,000	$4,223,558
4.50%, 04/01/15	2,860,000	3,027,562
5.75%, 12/01/17	890,000	1,019,121
6.50%, 08/01/16	1,860,000	2,127,465
Sr. Unsec. Medium-Term Notes, 3.30%, 01/11/23	4,980,000	4,825,201
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	4,535,000	5,195,632
Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	3,080,000	3,455,526
Citigroup Inc., Sr. Unsec. Global Notes, 5.88%, 01/30/42	2,745,000	3,220,100
6.01%, 01/15/15	1,000,000	1,077,406
8.50%, 05/22/19	2,315,000	3,034,735
Sr. Unsec. Notes, 6.38%, 08/12/14	3,080,000	3,273,993
Unsec. Sub. Global Notes, 3.50%, 05/15/23	4,270,000	4,029,931
4.05%, 07/30/22	2,515,000	2,521,188
Series A, Jr. Unsec. Sub. Global Notes, 5.95% (c)	3,275,000	3,451,031
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	1,820,000	1,823,011
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,546,672
ING US Inc., Jr. Unsec. Gtd. Sub. Notes, 5.65%, 05/15/53(b)	3,995,000	3,998,738
Sr. Unsec. Gtd. Notes, 2.90%, 02/15/18(b)	8,315,000	8,517,711
5.50%, 07/15/22(b)	775,000	868,837
Jefferies Finance LLC/JFIN Co- Issuer Inc., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	600,000	611,250
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.25%, 09/23/22	2,260,000	2,215,910
3.45%, 03/01/16	1,170,000	1,239,677
5.60%, 07/15/41	1,885,000	2,183,409
Series Q, Jr. Unsec. Sub. Global Notes, 5.15% (c)	3,385,000	3,418,850
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	6,347,680
Unsec. Sub. Global Notes, 7.75%, 05/14/38	2,850,000	3,594,988
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	295,000	316,388
		81,165,570

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Packaged Foods & Meats–0.72%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	$230,000	$239,200
Mondelez International Inc., Sr. Unsec. Global Notes, 6.88%, 02/01/38	1,030,000	1,342,552
Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	5,011,430
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	440,000	491,700
Wells Enterprises Inc, Sr. Sec. Notes, 6.75%, 02/01/20(b)	230,000	247,250
		7,332,132

Paper Packaging–0.17%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	195,000	210,600
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	1,550,000	1,565,254
		1,775,854

Paper Products–0.05%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	64,000	64,800
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	145,000	154,425
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	265,000	276,925
		496,150

Personal Products–0.61%

Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	3,530,000	3,703,288
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	2,575,000	2,327,891
First Quality Finance Co., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	87,000	85,913
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	135,000	138,713
		6,255,805

Pharmaceuticals–0.54%

Teva Pharmaceutical Finance IV LLC (Israel), Sr. Unsec. Gtd. Global Notes, 2.25%, 03/18/20	2,880,000	2,840,754
Wyeth LLC, Sr. Unsec. Gtd. Notes, 6.45%, 02/01/24	435,000	565,363
Zoetic Inc., Sr. Unsec. Notes, 3.25%, 02/01/23(b)	2,130,000	2,120,044
		5,526,161

Property & Casualty Insurance–1.25%

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,958,928
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,962,369
XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,640,000	2,780,580
		12,701,877

	Principal Amount	Value

Railroads–0.95%

Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	$1,095,000	$1,186,393
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	2,615,000	3,168,123
Sr. Unsec. Notes, 3.70%, 10/30/20	550,000	587,161
5.50%, 04/15/41	2,000,000	2,239,828
Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	1,870,000	2,053,742
6.25%, 05/01/34	365,000	458,323
		9,693,570

Real Estate Services–0.02%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	155,000	167,400

Regional Banks–1.75%

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,207,409
Unsec. Sub. Notes, 4.50%, 06/01/18	2,365,000	2,596,357
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,565,984
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	4,249,868
PNC Bank N.A., Sub. Notes, 2.70%, 11/01/22	4,295,000	4,057,281
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	250,000	278,021
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	520,000	607,739
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	170,000	198,900
Unsec. Sub. Global Notes, 5.13%, 06/15/17	635,000	649,287
Zions Bancorp., Jr. Unsec. Sub. Notes, 5.80% (c)	405,000	409,050
		17,819,896

Research & Consulting Services–0.46%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	285,000	307,088
Novant Health, Inc., Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	3,750,000	4,379,822
		4,686,910

Residential REIT’s–0.35%

Essex Portfolio LP, Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	3,600,000	3,613,419

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Restaurants–0.25%

Brinker International Inc., Sr. Unsec. Global Notes, 3.88%, 05/15/23	$2,580,000	$2,535,596

Retail REIT’s–0.93%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	3,965,000	3,946,948
Simon Property Group L.P., Sr. Unsec. Global Notes, 2.75%, 02/01/23	1,040,000	1,005,845
Sr. Unsec. Notes, 4.75%, 03/15/42	2,555,000	2,674,934
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,500,000	1,834,689
		9,462,416

Semiconductor Equipment–0.15%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	50,000	50,875
6.63%, 06/01/21	670,000	690,100
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	140,000	149,100
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	625,000	679,687
		1,569,762

Semiconductors–0.06%

NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	400,000	419,000
Sr. Unsec. Notes, 5.75%, 03/15/23(b)	200,000	209,000
		628,000

Soft Drinks–0.46%

Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,750,000	1,757,028
Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	1,400,000	1,362,023
Fomento Economico Mexicano S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 05/10/43	1,800,000	1,614,601
		4,733,652

Sovereign Debt–0.34%

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	1,250,000	1,296,081
Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	310,000	370,450
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	1,700,000	1,780,036
		3,446,567

	Principal Amount	Value

Specialized Finance–1.51%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	$40,000	$43,600
Sr. Unsec. Global Notes, 6.75%, 04/15/17	540,000	596,700
7.63%, 04/15/20	230,000	265,075
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	300,000	321,000
5.25%, 03/15/18	435,000	469,800
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	320,000	348,000
International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	2,070,000	2,154,094
5.88%, 04/01/19	3,965,000	4,269,809
5.88%, 08/15/22	420,000	450,975
8.75%, 03/15/17	395,000	466,693
Sr. Unsec. Notes, 8.25%, 12/15/20	1,180,000	1,433,700
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,710,000	1,895,032
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,663,552
		15,378,030

Specialized REIT’s–1.96%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	2,300,000	2,236,004
4.63%, 04/01/15	2,415,000	2,567,104
Sr. Unsec. Notes, 4.50%, 01/15/18	2,455,000	2,685,181
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,715,855
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,172,419
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	205,000	227,550
RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 04/15/21(b)	385,000	393,663
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,277,344
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	1,750,000	1,746,645
4.25%, 03/01/22	900,000	956,917
		19,978,682

Specialty Chemicals–0.07%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	236,000	250,160
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	70,000	72,800

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Specialty Chemicals–(continued)

PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	$380,000	$392,350
		715,310

Steel–1.08%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	2,000,000	2,483,785
Sr. Unsec. Global Notes, 5.00%, 02/25/17	900,000	947,665
6.13%, 06/01/18	760,000	831,163
6.75%, 02/25/22	95,000	102,297
7.25%, 03/01/41	905,000	886,721
Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	67,000	64,153
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	295,000	321,550
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	472,000	503,860
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	170,000	175,950
Sr. Unsec. Notes, 7.00%, 02/01/18	225,000	239,625
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	655,000	684,886
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,000,000	3,722,858
		10,964,513

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	53,375

Tires & Rubber–0.02%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	185,000	215,525

Tobacco–0.73%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	1,300,000	1,394,981
4.75%, 05/05/21	3,905,000	4,329,113
9.70%, 11/10/18	1,250,000	1,708,723
		7,432,817

Trading Companies & Distributors–0.02%

RSC Equipment Rental Inc./ RSC Holdings III LLC, Sr. Unsec. Global Notes, 8.25%, 02/01/21	135,000	150,187
United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	25,000	26,813
		177,000

	Principal Amount	Value

Trucking–0.31%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	$520,000	$570,700
9.75%, 03/15/20	165,000	194,081
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	450,000	491,062
7.38%, 01/15/21	320,000	354,800
Penske Truck Leasing Co. L.P./PTL Finance Corp., Sr. Unsec. Notes, 4.25%, 01/17/23(b)	1,550,000	1,569,851
		3,180,494

Wireless Telecommunication Services–1.88%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	1,955,000	1,760,733
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	2,618,553
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	810,000	812,025
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	6,463,016
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	402,500
7.00%, 02/15/20(b)	200,000	209,000
eAccess Ltd. (Japan), Sr. Unsec. Gtd. Notes, 8.25%, 04/01/18(b)	225,000	250,875
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	250,000	262,500
6.63%, 11/15/20	485,000	521,375
6.63%, 04/01/23(b)	250,000	265,000
7.88%, 09/01/18	185,000	202,113
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	1,565,000	1,547,537
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	175,000	182,656
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	545,000	549,769
6.90%, 05/01/19	380,000	411,825
Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	395,000	410,800
7.00%, 08/15/20	125,000	136,094
11.50%, 11/15/21	80,000	110,800
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	285,000	320,269
9.00%, 11/15/18(b)	215,000	261,762
Vimpel Communications Via VIP Finance Ireland Ltd. OSJC (Russia), REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)	400,000	443,100

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		$200,000	$209,500
11.75%, 07/15/17(b)		670,000	710,200
			19,062,002
Total U.S. Dollar Denominated Bonds and Notes (Cost $897,292,796)			960,080,965

U.S. Treasury Securities–2.36%

U.S. Treasury Bills–0.09%

0.18%(f)(g)	11/14/13	925	924,726

U.S. Treasury Notes–1.12%

1.00%	03/31/17	4,000	4,036,817
2.00%	02/15/22	2,315	2,326,676
2.75%	11/15/42	5,630	5,037,436
			11,400,929

U.S. Treasury Bonds–1.15%

3.13%	02/15/42	10,525	10,219,860
2.75%	08/15/42	1,620	1,451,264
			11,671,124
Total U.S. Treasury Securities (Cost $25,257,816)			23,996,779

		Shares

Preferred Stocks–1.56%

Consumer Finance–0.00%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		36	35,296

Diversified Banks–0.62%

CoBank ACB, Series F, 6.25% Pfd.(b)		55,000	5,888,437
Royal Bank of Scotland Group PLC (The), Series T, 7.25% Jr. Sub. Pfd. (United Kingdom)		16,195	405,199
			6,293,636

Investment Banking & Brokerage–0.35%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		137,000	3,519,530

Multi-Line Insurance–0.06%

Hartford Financial Services Group Inc. (The) 7.88% Jr. Sub. Pfd.		18,470	565,182

Office REIT’s–0.01%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		2,960	77,996

Regional Banks–0.36%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.		95,000	2,589,700
Zions Bancorp., Series C, 9.50% Pfd.		37,570	957,284
Zions Bancorp., Series H, 5.75% Pfd.		7,000	173,460
			3,720,444

	Shares	Value

Reinsurance–0.15%

Reinsurance Group of America, Inc. 6.20% Sr. Unsec. Sub. Pfd.	56,000	$1,504,160

Tires & Rubber–0.01%

Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	2,460	122,877
Total Preferred Stocks (Cost $14,891,555)		15,839,121

	Principal Amount

Asset-Backed Securities–1.26%

Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(d)	2,575,000	2,937,703
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	31,193	31,155
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(d)	740,990	752,800
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	2,000,000	2,100,334
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	3,300,000	3,446,144
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(d)	1,510,000	1,624,599
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)	1,869,460	1,916,773
Total Asset-Backed Securities (Cost $11,271,199)		12,809,508

Municipal Obligations–0.49%

Florida (State of) Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/20	2,525,000	2,476,596
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	485,000	291,000
Series 2007 B, Taxable RB, 9.00%, 05/15/18	535,000	321,000
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable BAB RB, 6.64%, 04/01/57	1,485,000	1,707,913

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

		Principal Amount	Value

Municipal Obligations–(continued)

Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(e)		$330,000	$98,927
Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13(e)		220,000	65,952
Total Municipal Obligations (Cost $5,582,014)			4,961,388

Non-U.S. Dollar Denominated Bonds & Notes–0.45%(h)

Cable & Satellite–0.01%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	100,000	138,245

Casinos & Gaming–0.10%
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	85,124
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	290,000	246,859
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	200,000	328,169
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	350,000	359,519
			1,019,671

Construction Materials–0.01%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	140,682

Diversified Banks–0.02%

Co-Operative Group Holdings (2011) Ltd. (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20(i)	GBP	145,000	222,501

Food Distributors–0.05%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	300,000	475,161

Hotels, Resorts & Cruise Lines–0.02%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	140,000	177,964

Independent Power Producers & Energy Traders–0.02%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	154,209

		Principal Amount	Value

Leisure Facilities–0.04%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	305,000	$404,496

Metal & Glass Containers–0.02%

Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	100,000	147,830

Multi-Sector Holdings–0.04%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	145,000	200,691

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	205,817
			406,508

Other Diversified Financial Services–0.09%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	100,000	121,448
AG Spring Finance Ltd. (Spain), Sr. Sec. Notes, 7.50%, 06/01/18(b)	EUR	100,000	124,891
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	210,000	363,720
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	343,666
			953,725

Sovereign Debt–0.01%

Takko Luxembourg 2 S.C.A (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	100,000	124,762

Systems Software–0.01%

Titan Luxco 2 Sarl (Italy), Sr. Sec. Gtd. Bonds, 7.38%, 05/15/20(b)	EUR	100,000	127,361

Wireless Telecommunication Services–0.01%

Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	130,935
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,733,213)			4,624,050

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.18%

Federal Home Loan Mortgage Corp. (FHLMC)–0.08%

Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32		$358,563	391,113

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

6.50%, 04/01/16 to 08/01/32	$67,486	$75,592
5.50%, 09/01/16 to 11/01/18	136,498	146,936
6.00%, 04/01/17 to 10/01/32	200,744	218,871
7.50%, 06/01/30	1,907	2,054
		834,566

Federal National Mortgage Association (FNMA)–0.06%

Pass Through Ctfs., 7.50%, 11/01/15 to 05/01/32	45,502	52,985
7.00%, 02/01/16 to 09/01/32	127,277	141,554
6.50%, 09/01/16 to 08/01/34	150,611	171,322
5.00%, 01/01/18 to 09/01/18	131,684	140,998
8.50%, 10/01/28	22,609	26,252
8.00%, 10/01/30 to 04/01/32	89,979	102,206
		635,317

Government National Mortgage Association (GNMA)–0.04%

Pass Through Ctfs., 7.50%, 06/15/23	79,514	89,721
8.50%, 11/15/24	12,076	12,358
8.00%, 09/20/26	22,158	27,924
6.50%, 03/15/31 to 07/15/32	114,309	133,670
7.00%, 04/15/31 to 08/15/31	8,548	10,079
6.00%, 01/15/32 to 02/15/33	92,813	105,907
		379,659
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,722,862)		1,849,542

	Shares

Common Stocks & Other Equity Interests–0.02%

Broadcasting–0.00%

Adelphia Communications Corp.(j)	8,850	6,903
Adelphia Recovery Trust Series ACC-1 (j)	859,558	860
		7,763

Integrated Telecommunication Services–0.01%

Largo Ltd. -Class A (Luxembourg)(k)	13,363	13,685
Largo Ltd. -Class B (Luxembourg)(k)	120,270	123,166
		136,851

Paper Products–0.01%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $184,688)(b)(l)	860	81,700
Total Common Stocks & Other Equity Interests (Cost $912,796)		226,314
TOTAL INVESTMENTS–100.59% (Cost $961,664,251)		1,024,387,667
OTHER ASSETS LESS LIABILITIES–(0.59)%		(5,993,322)
NET ASSETS–100.00%		$1,018,394,345

Investment Abbreviations:

BAB	—Build America Bonds
CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
RB	—Revenue Bonds
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $243,151,248, which represented 23.88% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $423,729, which represented less than 1% of the Fund’s Net Assets.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Step coupon bond. Rate shown is the rate in effect on May 31, 2013.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	Non-income producing security.

(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

See accompanying notes which are an integral part of this schedule.

Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Corporate Bond Fund

A.	Security Valuations –(continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation

Invesco Corporate Bond Fund

E.	Foreign Currency Contracts –(continued)

(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant

Invesco Corporate Bond Fund

G.	Swap Agreements –(continued)

delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Corporate Bond Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,916,247	$6,149,188	$--	$16,065,435
U.S. Treasury Securities	--	23,996,779	--	23,996,779
U.S Government Sponsored Agency Mortgage-Backed Securities	--	1,849,542	--	1,849,542
Corporate Debt Securities	--	956,634,398	0	956,634,398
Asset-Backed Securities	--	12,809,508	--	12,809,508
Municipal Obligations	--	4,961,388	--	4,961,388
Foreign Government Debt Securities	--	3,446,567	--	3,446,567
Foreign Debt Securities	--	4,624,050	--	4,624,050
	$9,916,247	$1,014,471,420	$0	$1,024,387,667
Foreign Currency Contracts*	--	53,954	--	53,954
Futures*	38,832	--	--	38,832
Swap Agreements*	--	(802,537)	--	(802,537)
Total Investments	$9,955,079	$1,013,722,837	$0	$1,023,677,916

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure,

held as of May 31, 2013:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk Swap agreements (a)	$--	$(802,537)
Currency risk Foreign Currency Contracts (a)	53,954	--
Interest rate risk Futures Contracts(a)	89,538	(50,705)

(a)	Includes cumulative appreciation (depreciation) of swap agreements, foreign currency contracts and futures contracts.

Invesco Corporate Bond Fund

Effect of Derivative Investments for the three months ended May 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain
Credit risk	$--	$--	$(67,519)
Currency risk	--	1,825	--
Interest rate risk	$635,488	--	--
Change in Unrealized Appreciation (Depreciation)
Credit risk	$--	$--	$(72,508)
Currency risk	--	(26,636)	--
Interest rate risk	68,175	--	--
Total	$703,663	$24,811	$(140,027)

* The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $126,499,451, $3,004,419 and $10,750,000, respectively.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Contracts
U.S. 5 Year Treasury Notes	150	September-2013	$18,362,109	$(50,706)
Short Contracts
U.S. 10 Year Treasury Notes	685	September-2013	$(88,514,844)	$89,538
Total				$38,832

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
08/08/13	RBC Dain Rauscher	EUR	1,492,000	USD	1,949,398	$1,939,731	$9,668
08/08/13	RBC Dain Rauscher	GBP	1,406,000	USD	2,179,430	2,135,143	44,286
							$53,954

Currency Abbreviations:

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

Invesco Corporate Bond Fund

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.72%	$10,750,000	$ 683,336	$ (802,537)
(a)	Implied credit spreads represent the current level as of May 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $112,936,223 and $91,108,382, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $5,365,525 and $23,121,937, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$69,093,517
Aggregate unrealized (depreciation) of investment securities	(9,145,754)
Net unrealized appreciation of investment securities	$59,947,763
Cost of investments for tax purposes is $964,439,904

Invesco Corporate Bond Fund

Invesco Dynamics Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	I-DYN-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.29%

Aerospace & Defense–2.48%

B/E Aerospace, Inc. (b)	185,063	$11,740,397
Triumph Group, Inc.	114,339	8,878,423
	20,618,820

Apparel Retail–2.06%

Ross Stores, Inc.	127,748	8,214,197
Urban Outfitters, Inc. (b)	212,954	8,929,161
	17,143,358

Apparel, Accessories & Luxury Goods–4.73%

Michael Kors Holdings Ltd. (b)	168,038	10,556,147
Ralph Lauren Corp.	83,245	14,575,367
Under Armour, Inc. -Class A (b)	229,228	14,212,136
	39,343,650

Application Software–4.25%

Aspen Technology, Inc. (b)	290,174	8,885,128
Cadence Design Systems, Inc. (b)	583,581	8,829,581
Citrix Systems, Inc. (b)	185,881	11,961,442
Salesforce.com, Inc. (b)	135,259	5,725,513
	35,401,664

Asset Management & Custody Banks–2.23%

Affiliated Managers Group, Inc. (b)	113,044	18,539,216

Automobile Manufacturers–1.12%

Tesla Motors, Inc. (b)	95,662	9,351,917

Automotive Retail–1.77%

O’Reilly Automotive, Inc. (b)	135,073	14,710,800

Biotechnology–5.66%

BioMarin Pharmaceutical Inc. (b)	240,780	15,096,906
Medivation Inc. (b)	211,375	10,264,370
Onyx Pharmaceuticals, Inc. (b)	175,744	16,774,765
Quintiles Transnational Holdings Inc. (b)	112,343	4,947,586
	47,083,627

Broadcasting–1.69%

Discovery Communications, Inc. -Class A (b)	178,942	14,111,366

Building Products–1.99%

Fortune Brands Home & Security Inc.	161,228	6,816,720
Lennox International Inc.	151,891	9,719,505
	16,536,225

	Shares	Value

Casinos & Gaming–1.85%

Wynn Resorts Ltd.	113,459	$15,417,944

Commodity Chemicals–0.83%

LyondellBasell Industries N.V. -Class A (c)	103,176	6,876,680

Communications Equipment–0.78%

F5 Networks, Inc. (b)	78,403	6,523,914

Computer & Electronics Retail–1.33%

Best Buy Co., Inc.	403,053	11,104,110

Construction & Engineering–1.48%

MasTec Inc. (b)	388,078	12,340,880

Construction & Farm Machinery & Heavy Trucks–2.35%

Cummins Inc.	84,774	10,141,514
Joy Global Inc.	173,492	9,382,447
		19,523,961

Construction Materials–1.24%

Martin Marietta Materials, Inc.	94,589	10,313,039

Consumer Finance–1.66%

Discover Financial Services	291,776	13,833,100

Data Processing & Outsourced Services–1.57%

Alliance Data Systems Corp. (b)	73,860	13,079,867

Distillers & Vintners–1.06%

Constellation Brands, Inc. -Class A (b)	166,217	8,811,163

Diversified Chemicals–2.35%

PPG Industries, Inc.	127,245	19,546,104

Electrical Components & Equipment–2.10%

AMETEK, Inc.	404,218	17,442,007

Electronic Components–1.67%

Amphenol Corp. -Class A	178,377	13,895,568

Environmental & Facilities Services–1.57%

Waste Connections, Inc.	324,910	13,074,378

Food Retail–1.94%

Whole Foods Market, Inc.	312,118	16,186,440

Health Care Facilities–1.78%

Universal Health Services, Inc. -Class B	214,842	14,854,176

Health Care Services–3.46%

Catamaran Corp. (b)	242,636	11,942,544

See accompanying notes which are an integral part of this schedule.

Invesco Dynamics Fund

	Shares	Value

Health Care Services–(continued)

DaVita HealthCare Partners Inc. (b)	67,051	$8,319,017
Omnicare, Inc.	186,059	8,564,296
	28,825,857

Health Care Technology–0.70%

HMS Holdings Corp. (b)	233,504	5,814,250

Homebuilding–0.88%

Toll Brothers, Inc. (b)	215,231	7,354,443

Household Appliances–0.89%

Whirlpool Corp.	58,118	7,425,156

Household Products–1.11%

Church & Dwight Co., Inc.	152,537	9,275,775

Industrial Machinery–1.63%

Flowserve Corp.	80,601	13,551,446

Internet Retail–0.45%

Netflix Inc. (b)	16,497	3,732,446

Internet Software & Services–1.98%

Equinix, Inc. (b)	57,774	11,707,324
LinkedIn Corp. -Class A (b)	28,712	4,810,121
	16,517,445

IT Consulting & Other Services–0.56%

Teradata Corp. (b)	83,750	4,669,063

Movies & Entertainment–1.53%

Cinemark Holdings, Inc.	433,069	12,706,244

Oil & Gas Equipment & Services–3.28%

Cameron International Corp. (b)	203,380	12,379,741
FMC Technologies, Inc. (b)	123,034	6,848,072
Superior Energy Services, Inc. (b)	301,489	8,043,727
	27,271,540

Oil & Gas Exploration & Production–3.85%

EQT Corp.	131,180	10,478,658
Gulfport Energy Corp. (b)	128,252	6,116,338
Pioneer Natural Resources Co.	111,509	15,464,068
	32,059,064

Packaged Foods & Meats–0.77%

Mead Johnson Nutrition Co.	79,112	6,413,610

Paper Packaging–1.02%

Sealed Air Corp.	353,242	8,484,873

Pharmaceuticals–1.00%

Shire PLC -ADR (Ireland)	84,967	8,366,701

Railroads–1.26%

Kansas City Southern	94,650	10,477,755

	Shares	Value

Regional Banks–1.13%

First Republic Bank	254,125	$9,443,285

Restaurants–1.45%

Panera Bread Co. -Class A (b)	62,845	12,055,556

Semiconductors–2.76%

Avago Technologies Ltd.	306,227	11,547,820
Cavium Inc. (b)	90,357	2,960,095
NXP Semiconductors N.V. (Netherlands)(b)	275,682	8,504,790
	23,012,705

Specialized Finance–2.08%

CME Group Inc.	101,811	6,916,021
Verisk Analytics, Inc. -Class A (b)	176,990	10,410,552
	17,326,573

Specialty Chemicals–1.60%

Albemarle Corp.	199,477	13,349,001

Specialty Stores–4.10%

Dick’s Sporting Goods, Inc.	292,185	15,292,963
Tractor Supply Co.	101,853	11,405,499
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	82,242	7,464,284
	34,162,746

Steel–1.03%

Nucor Corp.	191,812	8,537,552

Systems Software–0.72%

Red Hat, Inc. (b)	123,799	5,970,826

Trading Companies & Distributors–1.70%

Fastenal Co.	271,923	14,188,942

Trucking–1.29%

J.B. Hunt Transport Services, Inc.	145,510	10,718,267

Wireless Telecommunication Services–3.52%

NII Holdings Inc. (b)(c)	784,054	6,045,056
SBA Communications Corp. -Class A (b)	199,543	15,019,602
Sprint Nextel Corp. (b)	1,125,940	8,219,362
	29,284,020
Total Common Stocks & Other Equity Interests (Cost $656,331,977)		826,659,115

See accompanying notes which are an integral part of this schedule.

Invesco Dynamics Fund

	Shares	Value

Money Market Funds–2.08%

Liquid Assets Portfolio –Institutional Class (d)	8,643,565	$8,643,565
Premier Portfolio –Institutional Class (d)	8,643,565	8,643,565
Total Money Market Funds (Cost $17,287,130)		17,287,130
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.37% (Cost $673,619,107)		843,946,245

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.18%

Liquid Assets Portfolio-Institutional Class (Cost $9,804,550)(d)(e)	9,804,550	9,804,550
TOTAL INVESTMENTS–102.55% (Cost $683,423,657)		853,750,795
OTHER ASSETS LESS LIABILITIES–(2.55)%		(21,189,930)
NET ASSETS–100.00%		$832,560,865

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Dynamics Fund

A.	Security Valuations–(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Dynamics Fund

E.	Foreign Currency Translations–(continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Dynamics Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $131,995,538 and $152,186,773, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$181,158,237
Aggregate unrealized (depreciation) of investment securities	(11,091,973)
Net unrealized appreciation of investment securities	$170,066,264
Cost of investments for tax purposes is $683,684,531.

NOTE 4 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Dynamics Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Mid Cap Growth Fund (the “Acquiring Fund”).

The Agreement was approved by the Fund’s shareholders on April 24, 2013 and the reorganization is expected to close on July 15, 2013. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

Invesco Dynamics Fund

Invesco Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	GRE-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.85%

Australia–7.66%

Commonwealth Property Office Fund	2,163,185	$2,269,932
Dexus Property Group	14,256,998	14,910,983
Federation Centres Ltd.	5,341,218	12,641,595
Goodman Group	2,271,969	11,078,239
GPT Group	3,967,898	14,664,335
Stockland	3,538,622	12,294,763
Westfield Group	2,206,013	24,152,518
Westfield Retail Trust	2,175,363	6,378,850
		98,391,215

Austria–0.27%

Conwert Immobilien Invest S.E.	299,762	3,495,616

Canada–3.24%

Allied Properties REIT	249,492	8,070,951
Calloway REIT	185,900	5,040,171
Canadian Apartment Properties REIT	368,085	8,744,149
Canadian REIT	112,500	4,748,264
Chartwell Retirement Residences	809,677	8,488,801
RioCan REIT	246,810	6,546,368
		41,638,704

China–0.31%

China Resources Land Ltd.	866,000	2,610,195
Guangzhou R&F Properties Co. Ltd. - Class H	754,400	1,401,179
		4,011,374

Finland–0.39%

Sponda Oyj	962,917	4,985,255

France–3.71%

Gecina S.A.	54,026	6,522,577
Klepierre	149,542	6,429,399
Mercialys S.A.	151,075	3,412,347
Societe Immobiliere de Location pour I’Industrie et le Commerce	29,125	3,433,511
Unibail-Rodamco S.E.	113,346	27,877,369
		47,675,203

Germany–1.59%

Deutsche Wohnen AG	259,254	4,805,351
GSW Immobilien AG	195,552	7,619,684
LEG Immobilien AG (a)	140,136	7,995,101
		20,420,136

Hong Kong–9.63%

Henderson Land Development Co. Ltd.	3,055,000	21,527,388
Hongkong Land Holdings Ltd.	2,514,000	17,443,575
Hysan Development Co. Ltd.	2,042,000	9,063,571
Kerry Properties Ltd.	369,000	1,483,899

	Shares	Value

Hong Kong–(continued)

Link REIT (The)	895,000	$4,612,422
New World Development Co. Ltd.	9,580,000	15,050,114
Shimao Property Holdings Ltd.	3,811,000	8,255,739
Sino Land Co. Ltd.	3,897,200	5,714,328
Sun Hung Kai Properties Ltd.	840,000	11,018,643
Swire Properties Ltd.	1,688,200	5,206,639
Wharf Holdings Ltd. (The)	2,763,000	24,352,546
		123,728,864

Japan–12.24%

Activia Properties, Inc.	576	4,380,814
Frontier Real Estate Investment Corp.	679	6,254,152
GLP J-REIT (b)	871	803,859
GLP J-REIT	4,176	3,854,096
Industrial & Infrastructure Fund Investment Corp. (b)	73	676,786
Industrial & Infrastructure Fund Investment Corp.	434	4,023,634
Japan Prime Realty Investment Corp.	1,822	5,683,156
Japan Real Estate Investment Corp.	903	8,934,102
Kenedix Realty Investment Corp.	1,125	4,313,755
Mitsubishi Estate Co. Ltd.	1,239,000	30,419,356
Mitsui Fudosan Co., Ltd.	1,588,000	43,638,170
Nippon Building Fund Inc.	625	6,440,312
ORIX JREIT Inc.	2,781	3,005,445
Sumitomo Realty & Development Co., Ltd.	604,000	23,072,073
Tokyu Land Corp.	935,000	8,493,205
United Urban Investment Corp.	2,542	3,242,607
		157,235,522

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	9,888,325	0

Netherlands–0.31%

Corio N.V.	87,979	3,910,181

Norway–0.24%

Norwegian Property ASA	2,076,819	3,004,446

Singapore–4.34%

Ascendas REIT	1,227,000	2,244,753
CapitaLand Ltd.	5,042,500	13,738,448
CapitaMall Trust	5,130,000	8,595,322
CapitaMalls Asia Ltd.	5,549,000	8,397,615
CDL Hospitality Trusts	1,625,000	2,345,797
Global Logistic Properties Ltd.	4,663,000	10,297,297
Keppel Land Ltd.	1,309,000	3,842,988
Suntec REIT	4,615,000	6,298,161
		55,760,381

Sweden–1.16%

Castellum AB	560,817	8,392,872
Fabege AB	246,274	2,727,550

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Sweden–(continued)

Wihlborgs Fastigheter AB	230,795	$3,737,577
		14,857,999

United Kingdom–4.91%

Big Yellow Group PLC	485,082	3,048,170
British Land Co. PLC	1,306,388	11,946,259
Derwent London PLC	126,607	4,582,146
Great Portland Estates PLC	1,147,226	9,615,653
Hammerson PLC	999,028	7,752,593
Land Securities Group PLC	1,100,583	15,458,104
Shaftesbury PLC	696,798	6,505,959
Unite Group PLC	767,019	4,194,733
		63,103,617

United States–47.85%

Acadia Realty Trust	269,344	6,981,396
Alexandria Real Estate Equities, Inc.	29,573	2,025,750
Apartment Investment & Management Co. - Class A	301,700	9,129,442
AvalonBay Communities, Inc.	271,872	36,066,540
Boston Properties, Inc.	348,144	37,105,187
Brookfield Office Properties, Inc.	746,233	12,825,880
CBL & Associates Properties, Inc.	302,537	6,955,326
CubeSmart	838,813	13,127,423
DCT Industrial Trust Inc.	722,845	5,334,596
DDR Corp.	1,723,673	30,095,331
Duke Realty Corp.	369,769	6,127,072
Equity One, Inc.	225,278	5,255,736
Equity Residential	327,157	18,500,728
Essex Property Trust, Inc.	174,471	27,416,373
Federal Realty Investment Trust	31,950	3,442,612
General Growth Properties, Inc.	406,577	8,347,026
HCP, Inc.	137,200	6,500,536
Health Care REIT, Inc.	507,552	34,528,763
Healthcare Realty Trust, Inc.	393,050	10,459,060
Healthcare Trust of America, Inc. -Class A	193,105	2,218,776
Host Hotels & Resorts Inc.	1,868,192	33,235,136
Hudson Pacific Properties Inc.	251,532	5,430,576
Kilroy Realty Corp.	114,437	6,054,862
Macerich Co. (The)	484,747	31,464,928
Mid-America Apartment Communities, Inc.	99,200	6,742,624
National Retail Properties Inc.	138,208	4,957,521
Pebblebrook Hotel Trust	230,655	6,052,387
Piedmont Office Realty Trust Inc. -Class A	727,710	13,819,213
Prologis, Inc.	853,584	34,399,435
Public Storage	146,477	22,235,209
Retail Opportunity Investments Corp.	473,338	6,645,666
RLJ Lodging Trust	76,368	1,768,683
Senior Housing Properties Trust	594,229	15,360,820
Simon Property Group, Inc.	448,462	74,642,015
SL Green Realty Corp.	268,425	23,347,606
UDR, Inc.	806,644	19,657,914
Ventas, Inc.	369,426	26,365,934
		614,624,082
Total Common Stocks & Other Equity Interests (Cost $1,051,450,182)		1,256,842,595

	Shares	Value

Money Market Funds–1.88%

Liquid Assets Portfolio –Institutional Class (c)	12,096,726	$12,096,726
Premier Portfolio –Institutional Class (c)	12,096,725	12,096,725
Total Money Market Funds (Cost $24,193,451)		24,193,451
TOTAL INVESTMENTS–99.73% (Cost $1,075,643,633)		1,281,036,046
OTHER ASSETS LESS LIABILITIES–0.27%		3,466,525
NET ASSETS–100.00%		$1,284,502,571

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes	to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $1,480,645, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2013, there were transfers from Level 1 to Level 2 of $302,790,964 and from Level 2 to Level 1 of $6,298,161, due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$--	$98,391,215	$--	$98,391,215
Austria	--	3,495,616	--	3,495,616
Canada	41,638,704	--	--	41,638,704
China	--	4,011,374	--	4,011,374
Finland	--	4,985,255	--	4,985,255
France	27,877,369	19,797,834	--	47,675,203
Germany	7,995,101	12,425,035	--	20,420,136
Hong Kong	21,527,388	102,201,476	--	123,728,864
Japan	--	157,235,522	--	157,235,522
Malta	--	--	0	0
Netherlands	--	3,910,181	--	3,910,181
Norway	3,004,446	--	--	3,004,446
Singapore	6,298,161	49,462,220	--	55,760,381
Sweden	--	14,857,999	--	14,857,999
United Kingdom	3,048,170	60,055,447	--	63,103,617
United States	638,817,533	--	--	638,817,533
Total Investments	$750,206,872	$530,829,174	$0	$1,281,036,046

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $278,231,203 and $201,421,514, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$150,180,683
Aggregate unrealized (depreciation) of investment securities	(10,001,696)
Net unrealized appreciation of investment securities	$140,178,987
Cost of investments for tax purposes is $1,140,857,059.

Invesco Global Real Estate Fund

Invesco High Yield Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	HYI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–88.98%

Advertising–0.03%

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	$524,000	$565,920

Aerospace & Defense–2.05%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	1,417,000	1,494,935
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	1,415,000	1,482,213
6.13%, 01/15/23(b)	2,410,000	2,548,575
7.75%, 03/15/20(b)	5,093,000	6,009,740
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	4,137,000	4,199,055
Erickson Air-Crane Inc., Sr. Sec. Gtd. Notes, 8.25%, 05/01/20(b)	1,673,000	1,731,555
GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	6,215,000	6,681,125
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	240,000	262,800
7.13%, 03/15/21	2,195,000	2,414,500
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	2,625,000	2,641,406
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	3,520,000	3,792,800
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	893,000	933,185
		34,191,889

Airlines–2.52%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	2,895,000	3,007,181
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	8,677,280	9,284,690
Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.63%, 01/15/21(b)	1,000,000	1,032,500
Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	205,902	221,344
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	1,517,401	1,563,871
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	1,807,787	2,034,890

	Principal Amount	Value

Airlines–(continued)

Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	$1,647,000	$1,725,233
Delta Air Lines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	2,142,934	2,282,225
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	1,305,000	1,382,484
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	1,600,000	1,696,000
Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	882,540	968,588
UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	1,700,468	1,819,501
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	1,807,855	2,115,190
Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	1,814,414	2,087,710
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	4,613,000	4,751,390
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	2,342,957	2,316,599
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 04/01/26	602,912	674,884
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	603,565	680,519
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	723,451	786,753
Series 2013-1, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 5.38%, 11/15/21	1,525,000	1,574,563
		42,006,115

Alternative Carriers–1.41%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	3,845,000	4,316,012
Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	3,321,000	3,628,192
11.88%, 02/01/19	4,868,000	5,622,540

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Alternative Carriers–(continued)

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	$2,773,000	$2,904,718
8.13%, 07/01/19	2,304,000	2,505,600
8.63%, 07/15/20	1,198,000	1,323,790
9.38%, 04/01/19	2,813,000	3,122,430
		23,423,282

Apparel Retail–0.43%

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	1,243,000	1,330,010
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	1,195,000	1,283,131
8.50%, 06/15/19	2,840,000	3,493,200
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	590,000	677,025
7.00%, 05/01/20	345,000	402,788
		7,186,154

Apparel, Accessories & Luxury Goods–2.34%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	5,541,000	6,129,731
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	13,078,000	14,091,545
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	4,914,000	5,479,110
7.63%, 05/15/20	6,785,000	7,582,237
Sr. Unsec. Notes, 6.88%, 05/01/22(b)	500,000	557,500
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	1,106,000	1,110,148
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	4,095,000	4,089,881
		39,040,152

Application Software–0.26%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	4,238,000	4,322,760

Auto Parts & Equipment–0.97%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	6,590,000	7,100,725
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	2,650,000	2,775,875
6.63%, 10/15/22	1,952,000	2,113,040
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	2,670,000	2,619,037

	Principal Amount	Value

Auto Parts & Equipment–(continued)

Schaeffler Finance B.V. (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	$1,600,000	$1,594,182
		16,202,859

Automobile Manufacturers–0.34%

Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Global Notes, 8.00%, 06/15/19	5,090,000	5,688,075

Biotechnology–0.14%

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	1,375,000	254,375
STHI Holding Corp., Sr. Sec. Gtd. Notes, 8.00%, 03/15/18(b)	1,815,000	1,987,425
		2,241,800

Broadcasting–0.85%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	1,208,000	1,277,460
Series A, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	617,000	652,478
Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	2,929,000	3,126,707
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	7,063,000	7,539,752
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	1,021,000	1,095,023
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	513,000	521,016
		14,212,436

Building Products–3.09%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	6,465,000	6,836,737
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	3,677,000	3,713,770
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	8,068,000	8,531,910
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	1,407,000	1,580,237
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	9,455,000	10,376,862
10.00%, 12/01/18	4,955,000	5,561,988
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	1,068,000	1,169,460

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Building Products–(continued)

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	$4,823,000	$5,449,990
Sr. Unsec. Notes, 9.75%, 01/15/18	6,950,000	8,218,375
		51,439,329

Cable & Satellite–4.37%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	3,290,000	3,347,575
Cogeco Cable Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.88%, 05/01/20(b)	100,000	102,450
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	5,816,000	5,539,740
5.88%, 07/15/22	2,050,000	2,065,375
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/20(b)	4,813,000	4,716,740
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	3,720,000	4,082,700
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	1,079,000	1,213,875
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	4,164,000	4,538,760
7.50%, 04/01/21	3,055,000	3,375,775
Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	5,645,000	5,884,912
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	5,748,000	6,078,510
8.13%, 06/01/23(b)	3,194,000	3,433,550
Lynx II Corp. (United Kingdom), Sr. Unsec. Notes, 6.38%, 04/15/23(b)	3,015,000	3,165,750
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	4,545,000	4,874,513
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	5,420,000	5,785,850
Sirius XM Radio Inc., Sr. Unsec. Notes, 4.25%, 05/15/20(b)	2,000,000	1,955,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	4,935,000	5,331,883
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	6,822,000	7,401,870
		72,894,828

Casinos & Gaming–4.95%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	3,585,000	3,925,575

	Principal Amount	Value

Casinos & Gaming–(continued)

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$2,291,000	$2,480,008
9.13%, 12/01/18	1,148,000	1,242,710
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	1,242,000	881,820
Sr. Sec. Gtd. Global Notes, 10.00%, 12/15/15	1,080,000	953,100
Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	3,017,000	2,918,948
Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	5,454,000	5,413,095
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	2,200,000	2,128,500
9.00%, 02/15/20(b)	1,557,000	1,506,398
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	4,703,000	5,032,210
Sr. Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	5,361,119	5,870,425
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	1,895,000	1,203,325
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	1,606,000	1,618,045
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,623,609
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	2,900,000	3,153,750
8.63%, 02/01/19	808,000	957,480
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	648,000	707,940
7.75%, 03/15/22	12,123,000	14,002,065
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	4,818,000	5,203,440
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(c)	6,366,000	6,342,127
Sr. Sec. Notes, 9.13%, 02/01/15(b)	5,653,000	5,653,000
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., Sr. Sec. Notes, 6.38%, 06/01/21(b)	673,000	674,683
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 5.38%, 03/15/22	4,215,000	4,470,534
Sr. Unsec. Global Notes, 7.75%, 08/15/20	3,935,000	4,466,225
		82,429,012

Coal & Consumable Fuels–1.22%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	1,625,000	1,746,875

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Coal & Consumable Fuels–(continued)

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	$167,000	$175,350
8.25%, 04/01/20	6,920,000	7,681,200
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	4,737,000	5,080,433
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	5,271,000	5,705,857
		20,389,715

Communications Equipment–0.67%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	2,436,000	2,058,420
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	7,970,000	7,521,687
9.00%, 04/01/19(b)	1,562,000	1,542,475
		11,122,582

Computer & Electronics Retail–0.38%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	4,930,000	5,305,913
Sr. Unsec. Notes, 4.75%, 05/01/21(b)	1,000,000	992,500
		6,298,413

Computer Storage & Peripherals–0.78%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	6,878,000	7,600,190
Sr. Unsec. Gtd. Notes, 4.75%, 06/01/23(b)	5,605,000	5,464,875
		13,065,065

Construction & Engineering–1.35%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	2,905,000	2,811,481
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	7,575,000	8,256,750
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	10,840,000	11,463,300
		22,531,531

Construction & Farm Machinery & Heavy Trucks–1.53%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	2,640,000	3,108,600
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	4,764,000	4,847,370
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	3,860,000	4,120,550
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	2,815,000	3,209,100

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–(continued)

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	$4,273,000	$4,422,555
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	823,000	874,437
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	465,000	503,363
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	4,040,000	4,343,000
		25,428,975

Construction Materials–1.46%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	6,190,000	6,579,138
Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	5,905,000	5,882,683
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	9,898,000	10,986,780
U.S. Concrete, Inc., Sr. Sec. Gtd. Sub. Notes, 9.50%, 10/01/15	873,180	876,454
		24,325,055

Consumer Finance–0.64%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	1,335,000	1,571,962
8.00%, 03/15/20	6,568,000	7,865,180
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	1,228,000	1,298,610
		10,735,752

Data Processing & Outsourced Services–2.67%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	8,961,000	9,857,100
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	9,180,000	9,650,475
7.38%, 06/15/19(b)	3,177,000	3,363,649
8.25%, 01/15/21(b)	14,390,000	15,307,362
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	920,000	1,009,700
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	1,662,000	1,605,908
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/20	1,120,000	1,236,200
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	2,393,000	2,387,017
		44,417,411

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Department Stores–0.19%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	$3,230,000	$3,157,325

Distillers & Vintners–0.16%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)(d)	2,645,000	2,208,575
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	453,000	510,758
		2,719,333

Distributors–0.03%

American Builders & Contractors Supply Co. Inc., Sr. Unsec. Notes, 5.63%, 04/15/21(b)	495,000	501,188

Diversified Banks–0.29%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)	2,209,000	2,115,117
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	2,588,000	2,680,630
		4,795,747

Diversified Chemicals–0.08%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	808,000	818,100
INEOS Group Holdings S.A. (Switzerland), Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	534,000	532,665
		1,350,765

Diversified Metals & Mining–1.49%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	3,853,000	3,949,325
6.88%, 04/01/22(b)	2,436,000	2,472,540
8.25%, 11/01/19(b)	5,859,000	6,195,892
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	2,620,000	2,616,324
9.50%, 07/18/18(b)	4,740,000	5,447,290
Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	2,176,000	2,208,640
9.88%, 12/15/20(b)	1,810,000	1,945,750
		24,835,761

Electric Utilities–0.00%

LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14(d)	4,615,000	0
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(d)	3,845,000	0
		0

	Principal Amount	Value

Electrical Components & Equipment–0.19%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	$3,065,000	$3,179,938

Electronic Manufacturing Services–0.43%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	6,663,000	7,146,068

Environmental & Facilities Services–0.22%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	537,000	555,795
5.25%, 08/01/20	915,000	957,319
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	2,040,000	2,182,800
		3,695,914

Food Distributors–0.10%

ARAMARK Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/20(b)	1,617,000	1,685,723

Food Retail–0.10%

New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,720,100

Forest Products–0.28%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	458,000	493,495
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(f)	78,830	53,604
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	3,875,000	4,030,000
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(d)(f)	470,000	2,350
		4,579,449

Gas Utilities–1.20%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	5,642,000	6,149,780
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	5,542,000	5,902,230
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	2,335,000	2,533,475
Sr. Unsec. Notes, 7.38%, 03/15/20	5,091,000	5,485,552
		20,071,037

Gold–0.19%

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	3,080,000	3,141,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Health Care Equipment–0.64%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	$1,888,000	$1,996,560
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	3,113,000	3,190,825
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	554,000	574,775
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	1,474,000	1,551,385
Universal Hospital Services Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/20	3,155,000	3,399,512
		10,713,057

Health Care Facilities–1.50%

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	5,322,000	5,747,760
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	2,455,000	2,706,638
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	7,061,000	7,537,617
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	1,319,000	1,460,793
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	1,095,000	1,048,463
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	388,000	395,760
Sr. Unsec. Global Notes, 6.75%, 02/01/20	3,023,000	3,196,822
8.00%, 08/01/20	2,673,000	2,960,347
		25,054,200

Health Care Services–0.42%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	1,980,000	2,113,650
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	4,568,000	4,956,280
		7,069,930

Health Care Technology–0.39%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	5,910,000	6,515,775

Homebuilding–3.38%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 06/15/16	4,450,000	4,972,875
Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	2,543,000	2,714,653
Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	2,277,000	2,467,699
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	4,591,000	5,084,532

	Principal Amount	Value

Homebuilding–(continued)

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	$6,593,000	$6,873,202
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	1,412,000	1,512,605
11.88%, 10/15/15	1,003,000	1,158,465
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	1,480,000	1,683,500
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	4,452,000	5,091,975
Sr. Unsec. Gtd. Notes, 5.00%, 11/15/22(b)	4,241,000	4,278,109
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	4,930,000	5,484,625
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	2,047,000	2,323,345
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	3,626,000	3,784,637
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/15/21(b)	658,000	664,580
7.75%, 04/15/20(b)	5,935,000	6,617,525
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	1,394,000	1,561,280
		56,273,607

Hotels, Resorts & Cruise Lines–0.31%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	305,000	321,013
7.25%, 03/15/18	2,230,000	2,586,800
7.50%, 10/15/27	1,964,000	2,248,780
		5,156,593

Household Products–0.56%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	3,582,000	3,738,713
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	1,440,000	1,476,000
7.13%, 04/15/19	3,805,000	4,061,837
		9,276,550

Housewares & Specialties–0.21%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	3,015,000	3,067,763
Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	463,000	500,040
		3,567,803

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–0.76%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	$3,675,000	$4,318,125
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	2,387,000	2,709,245
7.88%, 05/15/21	1,110,000	1,243,200
Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	1,143,000	1,228,725
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	2,950,082	3,208,215
		12,707,510

Industrial Conglomerates–0.00%

Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(d)	3,260,000	0

Industrial Machinery–0.28%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	1,587,000	1,646,513
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	415,000	450,275
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,350,000	2,620,250
		4,717,038

Internet Software & Services–0.73%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	4,519,000	4,835,330
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	4,980,000	5,204,100
7.00%, 07/15/21	390,000	436,800
VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	1,583,000	1,596,851
		12,073,081

Leisure Facilities–0.26%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	2,635,000	2,648,175
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	1,640,000	1,756,850
		4,405,025

Marine–0.10%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	1,590,000	1,649,625

	Principal Amount	Value

Movies & Entertainment–1.33%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	$5,523,000	$6,075,300
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	3,433,000	3,501,660
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	7,347,000	8,026,597
Outerwall Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	4,436,000	4,569,080
		22,172,637

Multi-Line Insurance–2.53%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	8,645,000	11,439,439
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,140,000	2,289,372
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	3,265,000	3,901,675
Sr. Unsec. Global Notes, 5.95%, 10/15/36	1,250,000	1,460,979
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	7,015,000	8,418,000
Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	2,140,000	2,793,435
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	8,040,000	11,855,642
		42,158,542

Office Services & Supplies–0.08%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	1,161,000	1,253,880

Oil & Gas Drilling–0.48%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	445,000	478,375
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	7,029,000	7,573,748
		8,052,123

Oil & Gas Equipment & Services–1.26%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	4,078,000	4,434,825
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	6,954,000	7,180,005
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	1,625,000	1,673,750
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	6,904,000	7,214,680

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20(b)	$400,000	$439,000
		20,942,260

Oil & Gas Exploration & Production–6.34%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	5,402,000	5,631,585
6.75%, 11/01/20	1,500,000	1,623,750
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(b)	4,338,000	4,609,125
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	5,727,000	6,156,525
8.25%, 09/01/21	3,852,000	4,237,200
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	2,713,000	3,058,907
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23	1,542,000	1,611,390
6.13%, 02/15/21	477,000	519,930
6.63%, 08/15/20	4,719,000	5,255,786
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	5,813,000	6,241,709
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	6,034,000	6,320,615
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	6,361,000	6,361,000
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	369,000	369,000
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	9,117,000	9,344,925
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	553,000	611,065
Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	1,697,000	1,671,545
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	3,816,000	3,930,480
6.50%, 03/15/21(b)	848,000	881,920
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/01/21(b)	7,118,000	7,260,360
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.63%, 05/01/21	250,000	278,125
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	3,020,000	3,080,400
Sr. Unsec. Notes, 5.38%, 10/01/22	4,140,000	4,264,200

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	$765,000	$782,213
5.75%, 06/01/21	5,110,000	5,429,375
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	5,742,000	5,942,970
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	2,600,000	2,847,000
6.50%, 01/01/23	1,140,000	1,259,700
6.63%, 02/15/19	3,633,000	3,905,475
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	2,025,000	2,202,187
		105,688,462

Oil & Gas Refining & Marketing–0.53%

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	5,625,000	5,850,000
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	225,000	230,063
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	2,487,000	2,835,180
		8,915,243

Oil & Gas Storage & Transportation–4.17%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	4,477,000	4,756,812
6.13%, 07/15/22	3,533,000	3,797,975
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	1,382,000	1,430,370
6.63%, 10/01/20(b)	4,392,000	4,699,440
6.63%, 10/01/20(b)	1,500,000	1,605,000
Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	2,302,000	2,474,650
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	9,572,000	10,122,390
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	5,405,000	6,229,262
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	5,375,000	5,684,062
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	5,851,000	6,143,550
6.50%, 08/15/21	3,061,000	3,328,838

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	$2,819,000	$2,850,714
Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	535,000	529,650
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	2,815,000	2,850,188
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	805,000	871,413
6.88%, 02/01/21	6,938,000	7,527,730
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,736,750
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	1,710,000	1,801,912
		69,440,706

Other Diversified Financial Services–1.21%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95% (e)	7,445,000	7,845,169
Compiler Finance Sub Inc., Sr. Unsec. Notes, 7.00%, 05/01/21(b)	350,000	351,750
Jefferies Finance LLC/JFIN Co-Issuer Inc., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	6,960,000	7,090,500
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	4,575,000	4,906,687
		20,194,106

Packaged Foods & Meats–1.24%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	4,753,000	4,943,120
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	6,559,000	7,329,682
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	4,202,000	4,538,160
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	3,560,000	3,827,000
		20,637,962

Paper Packaging–0.27%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	4,111,000	4,439,880

Paper Products–0.47%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	180,000	195,750
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	1,001,000	1,013,513
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	2,238,000	2,383,470

	Principal Amount	Value

Paper Products–(continued)

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	$4,039,000	$4,220,755
		7,813,488

Personal Products–0.27%
Avon Products, Inc., Sr. Unsec. Global Notes, 4.60%, 03/15/20	920,000	974,472
First Quality Finance Co. Inc., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	1,367,000	1,349,912
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	2,090,000	2,147,475
		4,471,859

Publishing–0.03%

MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	465,000	465,581

Real Estate Services–0.22%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	3,460,000	3,736,800

Regional Banks–2.02%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,140,000	1,309,920
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	3,384,000	3,763,294
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	7,774,000	9,085,701
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	2,625,000	3,071,250
Unsec. Sub. Global Notes, 5.13%, 06/15/17	9,847,000	10,068,558
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (e)	6,350,000	6,413,500
		33,712,223

Research & Consulting Services–0.37%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	4,065,000	4,380,038
Sr. Unsec. Gtd. Notes, 6.00%, 11/15/22(b)	1,690,000	1,799,850
		6,179,888

Semiconductor Equipment–1.18%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	740,000	752,950
6.63%, 06/01/21	7,862,000	8,097,860
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	4,823,000	5,136,495

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Semiconductor Equipment–(continued)

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	$5,230,000	$5,687,625
		19,674,930

Semiconductors–1.13%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	5,271,000	5,666,325
10.75%, 08/01/20	3,254,000	3,701,425
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 3.75%, 06/01/18(b)	1,800,000	1,786,500
5.75%, 02/15/21(b)	4,245,000	4,446,637
Sr. Unsec. Notes, 5.75%, 03/15/23(b)	3,110,000	3,249,950
		18,850,837

Sovereign Debt–0.27%

Slovenia Government International Bond (Slovenia), Sr. Unsec. Bond, 4.75%, 05/10/18(b)	2,412,000	2,381,850
5.85%, 05/10/23(b)	2,086,000	2,070,355
		4,452,205

Specialized Finance–4.19%

Air Lease Corp., Sr. Unsec. Global Notes, 6.13%, 04/01/17	5,869,000	6,375,201
Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	5,113,000	5,253,608
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	553,000	602,770
6.75%, 04/15/17	8,083,000	8,931,715
7.63%, 04/15/20	3,529,000	4,067,173
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	4,938,000	5,283,660
5.25%, 03/15/18	7,637,000	8,247,960
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	4,578,000	4,978,575
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	3,045,000	3,568,359
Sr. Unsec. Global Notes, 3.88%, 04/15/18	3,585,000	3,591,722
4.63%, 04/15/21	1,585,000	1,573,113
5.88%, 04/01/19	1,405,000	1,513,009
5.88%, 08/15/22	5,600,000	6,013,000
8.75%, 03/15/17	6,719,000	7,938,498
Sr. Unsec. Notes, 8.25%, 12/15/20	1,485,000	1,804,275
		69,742,638

Specialized REIT’s–0.26%

Geo Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.13%, 04/01/23(b)	445,000	457,238

	Principal Amount	Value

Specialized REIT’s–(continued)

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	$3,423,000	$3,799,530
		4,256,768

Specialty Chemicals–0.78%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	2,167,000	2,297,020
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	1,113,000	1,157,520
PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	5,795,000	5,983,337
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	2,660,000	2,846,200
U.S. Coatings Acquisition Inc./Axalta Coating Systems Dutch Holding B.V., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/21(b)	640,000	678,400
		12,962,477

Specialty Stores–0.36%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	5,565,000	6,051,938

Steel–1.28%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	1,407,000	1,515,078
Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	1,063,000	1,017,823
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	4,831,000	5,265,790
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	7,289,000	7,781,007
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	3,515,000	3,638,025
Sr. Unsec. Notes, 7.00%, 02/01/18	2,044,000	2,176,860
		21,394,583

Technology Distributors–0.23%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	3,553,000	3,792,828

Tires & Rubber–0.26%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	3,714,000	4,326,810

Trading Companies & Distributors–0.21%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 09/01/22	780,000	854,100

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Trading Companies & Distributors–(continued)

United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	$373,000$	400,043
Sr. Unsec. Global Notes, 8.25%, 02/01/21	2,045,000	2,275,062
		3,529,205

Trucking–0.89%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	938,000	1,029,455
9.75%, 03/15/20	2,388,000	2,808,885
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	1,365,000	1,453,725
6.75%, 04/15/19	4,446,000	4,851,697
7.38%, 01/15/21	4,205,000	4,662,294
		14,806,056

Wireless Telecommunication Services–6.18%

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	13,227,000	13,260,067
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	3,325,000	3,557,750
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	3,185,000	3,204,906
7.00%, 02/15/20(b)	3,065,000	3,202,925
eAccess Ltd. (Japan), Sr. Unsec. Gtd. Notes, 8.25%, 04/01/18(b)	3,460,000	3,857,900
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	3,858,000	4,050,900
6.63%, 11/15/20	7,455,000	8,014,125
6.63%, 04/01/23(b)	3,858,000	4,089,480
7.88%, 09/01/18	3,090,000	3,375,825
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	2,655,000	2,771,156
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	8,496,000	8,570,340
6.90%, 05/01/19	2,487,000	2,695,286
Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	6,513,000	6,773,520
7.00%, 08/15/20	2,097,000	2,283,109
11.50%, 11/15/21	2,003,000	2,774,155
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	4,150,000	4,663,562
9.00%, 11/15/18(b)	3,323,000	4,045,753
Sr. Unsec. Notes, 8.38%, 08/15/17	2,115,000	2,448,113

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)		$1,000,000	$1,111,500
REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)		5,000,000	5,538,750
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		3,450,000	3,613,875
11.75%, 07/15/17(b)		8,579,000	9,093,740
			102,996,737
Total U.S. Dollar Denominated Bonds and Notes
(Cost $1,405,017,702)			1,483,032,504

Non-U.S. Dollar Denominated Bonds & Notes–6.60%(g)

Apparel, Accessories & Luxury Goods–0.15%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,785,000	2,482,171

Broadcasting–0.57%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	2,915,000	4,026,242
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	2,400,000	3,485,527
Polish Television Holding B.V. (Poland), Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	1,430,000	2,007,102
			9,518,871

Cable & Satellite–0.53%

Lynx II Corp. (United Kingdom), Sr. Unsec. Notes, 7.00%, 04/15/23(b)	GBP	2,000,000	3,229,333
REGS, Sr. Unsec. Euro Notes, 7.00%, 04/15/23(b)	GBP	1,700,000	2,744,933
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	2,050,000	2,834,021
			8,808,287

Casinos & Gaming–0.88%

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	2,990,000	2,545,202
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	1,705,000	1,451,361
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	3,070,000	5,037,391

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

		Principal Amount	Value

Casinos & Gaming–(continued)

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	5,473,000	$5,621,860
			14,655,814

Construction Materials–0.31%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	1,500,000	2,110,226
Spie BondCo 3 SCA, (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	2,200,000	3,105,719
			5,215,945

Distillers & Vintners–0.13%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)(d)	EUR	1,955,000	2,108,796

Diversified Banks–0.21%

Co-Operative Group Holdings (2011) Ltd. (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20(h)	GBP	2,315,000	3,552,351

Food Distributors–0.47%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	5,000,000	7,919,351

Hotels, Resorts & Cruise Lines–0.16%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	2,170,000	2,758,442

Independent Power Producers & Energy Traders–0.18%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	1,920,000	2,960,812

Leisure Facilities–0.50%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	3,172,000	4,206,756
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	3,135,000	4,157,687
			8,364,443

Metal & Glass Containers–0.13%

Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	1,475,000	2,180,485

		Principal Amount	Value

Multi-Sector Holdings–0.30%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	2,170,000	$3,003,441
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	1,240,000	2,041,711
			5,045,152

Other Diversified Financial Services–1.25%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	1,420,000	1,724,556
AG Spring Finance Ltd. (Spain), Sr. Sec. Gtd. Notes, 7.50%, 06/01/18(b)	EUR	1,420,000	1,773,460
Boats Investments Netherlands B.V. (Netherlands), REGS, Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)	EUR	1,361,238	871,265
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	3,875,000	6,711,508
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	3,300,000	5,670,484
Numericable Finance & Co. SCA (Luxembourg), REGS, Sr. Sec. Euro Notes, 12.38%, 02/15/19(b)	EUR	505,000	772,791
TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	2,290,000	3,236,491
			20,760,555

Paper Packaging–0.33%

M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 7.50% (e)	EUR	4,400,000	5,460,919

Sovereign Debt–0.11%

Takko Luxembourg 2 S.C.A (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	1,505,000	1,877,662

Systems Software–0.08%

TeamSystem Holdings SpA (Italy), Sr. Sec. Gtd. Bonds, 7.38%, 05/15/20(b)	EUR	1,000,000	1,273,608

Wireless Telecommunication Services–0.31%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	1,320,000	1,848,421

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	900,000	$1,178,412
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	1,535,000	2,109,592
			5,136,425
Total Non-U.S. Dollar Denominated Bonds & Notes
(Cost $108,770,082)			110,080,089

		Shares

Preferred Stocks–2.38%

Automobile Manufacturers–0.27%

General Motors Co., Series B, $2.38 Conv. Pfd.		92,680	4,523,711

Consumer Finance–0.34%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		5,790	5,676,733

Diversified Banks–0.38%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		249,235	6,235,860

Industrial REIT’s–0.07%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		45,710	1,204,458

Investment Banking & Brokerage–0.23%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		146,455	3,762,429

Multi-Line Insurance–0.50%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.		269,175	8,236,755

Regional Banks–0.48%

Zions Bancorp., Series C, 9.50% Pfd.		194,635	4,959,300
Zions Bancorp., Series G, 6.30% Pfd.		11,430	304,283
Zions Bancorp., Series H, 5.75% Pfd.		113,000	2,800,140
			8,063,723

Tires & Rubber–0.11%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		37,605	1,878,370
Total Preferred Stocks (Cost $34,027,988)			39,582,039

	Shares	Value

Common Stocks & Other Equity Interests–0.97%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A (i)	1,000	$0

Automobile Manufacturers–0.39%

General Motors Co. (i)(j)	80,919	2,742,345
General Motors Co. -Wts. expiring 07/10/16(i)(j)	73,562	1,801,533
General Motors Co. -Wts. expiring 07/10/19(i)(j)	73,562	1,235,842
Motors Liquidation Co. GUC Trust (i)	20,315	643,478
		6,423,198

Broadcasting–0.00%

Adelphia Communications Corp. (k)	50,250	39,195
Adelphia Recovery Trust, Series ACC-1 (k)	4,846,549	4,846
Adelphia Recovery Trust, Series Arahova (k)	2,211,702	26,983
		71,024

Construction Materials–0.27%

U.S. Concrete, Inc. (i)	283,525	4,550,576

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(i)	72,918	18,229

Integrated Telecommunication Services–0.21%

Hawaiian Telcom Holdco Inc. Wts. expiring 10/28/15(i)	22,376	268,512
Largo Ltd. -Class A (Luxembourg)(i)	312,510	320,037
Largo Ltd. -Class B (Luxembourg)(i)	2,812,600	2,880,341
Ventelo, Inc. (United Kingdom) (Acquired 06/28/02; Cost $0) (b)(i)	73,021	0
		3,468,890

Leisure Products–0.00%

HF Holdings, Inc. (Acquired 09/29/09; Cost $6,855,236) (b)(i)	36,820	0

Paper Products–0.08%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $2,811,789) (b)(l)	13,032	1,238,040

Publishing–0.00%

Reader’s Digest Association Inc. (The) (China), -Wts. expiring 02/19/14	9,814	0

Semiconductors–0.02%

Magnachip Semiconductor Corp. (South Korea)(i)	20,834	385,429
Total Common Stocks & Other Equity Interests (Cost $57,463,441)		16,155,386

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Shares	Value

Money Market Funds–0.29%

Liquid Assets Portfolio –Institutional Class (m)	2,382,181	$2,382,181
Premier Portfolio –Institutional Class (m)	2,382,180	2,382,180
Total Money Market Funds (Cost $4,764,361)		4,764,361
TOTAL INVESTMENTS–99.22% (Cost $1,610,043,574)		1,653,614,379
OTHER ASSETS LESS LIABILITIES–0.78%		13,019,395
NET ASSETS–100.00%		$1,666,633,774

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $657,247,579, which represented 39.44% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $4,319,721, which represented 0.26% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Non-income producing security.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Invesco High Yield Fund

D.	Swap Agreements – (continued)

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on

Invesco High Yield Fund

E.	Foreign Currency Translations – (continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
H.	Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco High Yield Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$49,381,450	$11,120,336	$0	$60,501,786
Corporate Debt Securities	--	1,478,580,299	0	1,478,580,299
Foreign Debt Securities	--	110,080,089	--	110,080,089
Foreign Government Debt Securities	--	4,452,205	--	4,452,205
	$49,381,450	$1,604,232,929	$0	$1,653,614,379
Foreign Currency Contracts*	--	1,087,024	--	1,087,024
Swap Agreements*	--	1,385,416	--	1,385,416
Total Investments	$49,381,450	$1,606,705,369	$0	$1,656,086,819

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
08/08/13	Morgan Stanley	EUR	48,649,000	USD	63,587,894	$63,247,957	$339,937
08/08/13	RBC Dain Rauscher	GBP	23,808,000	USD	36,901,775	36,154,688	747,087
							$1,087,024

Currency Abbreviations:
EUR -- Euro	GBP -- British Pound Sterling	USD -- U.S. Dollar

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
JPMorgan Chase Bank	MGM Resorts International	Sell	5.00%	06/20/2017	2.87%	$4,295,000	$(241,182)	$594,036
JPMorgan Chase Bank	CDX North American High Yield - Series 17	Sell	5.00	12/20/2016	2.76	4,800,000	(141,777)	498,634
JPMorgan Chase Bank	CDX North American High Yield - Series 5	Sell	5.00	12/20/2017	3.47	7,000,000	143,389	292,746
Total Credit Default Swap Agreements							$ (239,570)	$1,385,416
(a)	Implied credit spreads represent the current level as of May 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco High Yield Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $345,116,408 and $299,676,926, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$94,416,376
Aggregate unrealized (depreciation) of investment securities	(53,619,965)
Net unrealized appreciation of investment securities	$40,796,411
Cost of investments for tax purposes is $1,612,817,968.

NOTE 5 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco High Yield Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco High Yield Securities Fund (the “Target Fund”) in exchange for shares of the Fund.

The Agreement was approved by the Target Fund’s shareholders on July 2, 2013 and the Reorganization was closed on July 15, 2013. Upon closing of the Reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

Invesco High Yield Fund

Invesco High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	MS-HYS-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–89.73%

Advertising–0.04%

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	$40,000	$43,200

Aerospace & Defense–2.17%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	115,000	121,325
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	35,000	36,663
6.13%, 01/15/23(b)	185,000	195,637
7.75%, 03/15/20(b)	450,000	531,000
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	310,000	314,650
Erickson Air-Crane Inc., Sr. Sec. Gtd. Notes, 8.25%, 05/01/20(b)	125,000	129,375
GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	475,000	510,625
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	40,000	43,800
7.13%, 03/15/21	195,000	214,500
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	170,000	171,062
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	296,000	318,940
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	70,000	73,150
		2,660,727

Airlines–2.00%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	140,000	145,425
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	338,187	361,860
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	354,523	365,380
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	116,868	131,550
Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	125,000	130,938

	Principal Amount	Value

Airlines–(continued)

Delta Air Lines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	$120,000	$127,125
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	145,000	153,700
UAL Pass Through Trust, Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	218,320	251,204
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	340,000	350,200
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	215,369	212,946
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 04/01/26	44,919	50,281
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	44,968	50,701
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	54,958	59,767
Series 2013-1, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 5.38%, 11/15/21	60,000	61,950
		2,453,027

Alternative Carriers–1.49%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	355,000	398,487
Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	180,000	196,650
11.88%, 02/01/19	355,000	410,025
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	155,000	162,363
8.13%, 07/01/19	255,000	277,312
8.63%, 07/15/20	100,000	110,500
9.38%, 04/01/19	245,000	271,950
		1,827,287

Apparel Retail–0.75%

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	550,000	588,500
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	150,000	161,063
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	150,000	172,125
		921,688

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–2.11%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	$430,000	$475,688
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	960,000	1,034,400
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	355,000	395,825
7.63%, 05/15/20	540,000	603,450
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	75,000	75,281
		2,584,644

Application Software–0.27%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	325,000	331,500

Auto Parts & Equipment–1.09%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	515,000	554,912
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	200,000	209,500
6.63%, 10/15/22	155,000	167,787
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Notes, 5.63%, 05/31/20(b)	200,000	196,183
Schaeffler Finance B.V. (Germany), Sr. Sec. Notes 4.75%, 05/15/21(b)	200,000	199,273
		1,327,655

Automobile Manufacturers–0.37%

Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Global Notes, 8.00%, 06/15/19	400,000	447,000

Biotechnology–0.17%

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	125,000	23,125
STHI Holding Corp., Sr. Sec. Gtd. Notes, 8.00%, 03/15/18(b)	165,000	180,675
		203,800

Broadcasting–0.89%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	90,000	95,175
Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	225,000	240,188
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	595,000	635,162

	Principal Amount	Value

Broadcasting–(continued)

LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	$75,000	$80,438
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	40,000	40,625
		1,091,588

Building Products–3.20%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	490,000	518,175
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	270,000	272,700
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	605,000	639,787
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	110,000	123,544
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	620,000	680,450
10.00%, 12/01/18	460,000	516,350
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	84,000	91,980
USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	335,000	378,550
Sr. Unsec. Notes, 9.75%, 01/15/18	590,000	697,675
		3,919,211

Cable & Satellite–3.80%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	250,000	254,375
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	420,000	400,050
5.88%, 07/15/22	175,000	176,313
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/20(b)	360,000	352,800
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	310,000	340,225
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	95,000	106,875
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	765,000	833,850
Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	405,000	422,212
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	400,000	429,000
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	300,000	320,250

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Sirius XM Radio Inc., Sr. Unsec. Notes, 4.25%, 05/15/20(b)	$150,000	$146,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	300,000	324,127
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	505,000	547,925
		4,654,627

Casinos & Gaming–5.22%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	360,000	394,200
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	170,000	184,025
9.13%, 12/01/18	85,000	92,013
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	175,000	124,250
Sr. Sec. Gtd. Global Notes, 10.00%, 12/15/15	80,000	70,600
Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	230,000	222,525
Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	300,000	297,750
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	120,000	116,100
9.00%, 02/15/20(b)	170,000	164,475
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	320,000	342,400
10.75%, 01/15/17	442,889	484,963
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	50,000	31,750
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	201,500
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	180,000	195,750
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	50,000	54,625
7.75%, 03/15/22	1,165,000	1,345,575
Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	27,634,000	—
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	365,000	394,200
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(d)	510,000	508,087
Sr. Sec. Notes, 9.13%, 02/01/15(b)	361,000	361,000

	Principal Amount	Value

Casinos & Gaming–(continued)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec. Notes, 6.38%, 06/01/21(b)	$50,000	$50,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	240,000	254,550
7.75%, 08/15/20	435,000	493,725
		6,384,188

Coal & Consumable Fuels–1.28%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	125,000	134,375
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	595,000	660,450
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	384,000	411,840
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	335,000	362,637
		1,569,302

Communications Equipment–0.67%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	135,000	114,075
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	625,000	589,844
9.00%, 04/01/19(b)	120,000	118,500
		822,419

Computer & Electronics Retail–0.51%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	585,000	629,606

Computer Storage & Peripherals– 0.79%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	515,000	569,075
Sr. Unsec. Gtd. Notes, 4.75%, 06/01/23(b)	410,000	399,750
		968,825

Construction & Engineering–1.60%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	220,000	212,918
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	635,000	692,150
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	995,000	1,052,212
		1,957,280

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–1.78%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	$300,000	$353,250
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	375,000	381,562
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	310,000	330,925
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	205,000	233,700
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	405,000	419,175
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	60,000	63,750
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	35,000	37,888
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	335,000	360,125
		2,180,375

Construction Materials–1.47%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	715,000	759,949
Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	200,000	199,244
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	760,000	843,600
		1,802,793

Consumer Finance–0.92%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	345,000	406,237
8.00%, 03/15/20	515,000	616,712
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	95,000	100,463
		1,123,412

Data Processing & Outsourced Services–2.77%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	690,000	759,000
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	705,000	741,131
7.38%, 06/15/19(b)	275,000	291,156
8.25%, 01/15/21(b)	1,055,000	1,122,256
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	65,000	71,338
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	120,000	115,950

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/20	$100,000	$110,375
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	180,000	179,550
		3,390,756

Department Stores–0.38%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	480,000	469,200

Distillers & Vintners–0.20%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)(c)	240,000	200,400
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	35,000	39,463
		239,863

Diversified Banks–0.33%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)	200,000	191,500
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	200,000	207,158
		398,658

Diversified Chemicals–0.05%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	60,000	60,750

Diversified Metals & Mining–1.10%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	370,000	379,250
6.88%, 04/01/22(b)	210,000	213,150
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	260,000	259,635
9.50%, 07/18/18(b)	290,000	333,273
Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	159,000	161,385
		1,346,693

Electrical Components & Equipment–0.20%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	235,000	243,813

Electronic Manufacturing Services– 0.43%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	495,000	530,888

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Environmental & Facilities Services– 0.26%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	$110,000	$113,850
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	190,000	203,300
		317,150

Food Distributors–0.10%

ARAMARK Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/20(b)	120,000	125,100

Forest Products–0.30%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global Notes, 6.00%, 01/30/20(f)	7,547	5,132
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	345,000	358,800
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(c)(f)	45,000	225
		364,157

Gas Utilities–1.29%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	356,000	388,040
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	485,000	516,525
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	216,000	234,360
Sr. Unsec. Notes, 7.38%, 03/15/20	405,000	436,387
		1,575,312

Gold–0.15%

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	180,000	183,600

Health Care Equipment–0.63%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	90,000	95,175
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	275,000	281,875
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	50,000	51,875
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	85,000	89,463
Universal Hospital Services Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/20	240,000	258,600
		776,988

	Principal Amount	Value

Health Care Facilities–1.15%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	$200,000	$220,500
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	515,000	549,762
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	122,000	135,115
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	30,000	30,600
Sr. Unsec. Global Notes, 6.75%, 02/01/20	230,000	243,225
8.00%, 08/01/20	205,000	227,038
		1,406,240

Health Care Services–0.23%

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	265,000	287,525

Health Care Technology–0.45%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	495,000	545,738

Homebuilding–3.37%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 06/15/16	405,000	452,587
Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	145,000	154,788
Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	120,000	130,050
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	360,000	398,700
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	485,000	505,612
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	105,000	112,481
11.88%, 10/15/15	80,000	92,400
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	350,000	400,313
Sr. Unsec. Gtd. Notes, 5.00%, 11/15/22(b)	325,000	327,844
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	390,000	433,875
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	145,000	164,575
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	275,000	287,031
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/15/21(b)	50,000	50,500
7.75%, 04/15/20(b)	431,000	480,565

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Homebuilding–(continued)

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	$115,000	$128,800
		4,120,121

Hotels, Resorts & Cruise Lines– 0.34%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	90,000	94,725
7.25%, 03/15/18	210,000	243,600
7.50%, 10/15/27	70,000	80,150
		418,475

Household Products–0.56%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	260,938
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	235,000	240,875
7.13%, 04/15/19	170,000	181,475
		683,288

Housewares & Specialties–0.20%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	200,000	203,500
Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	35,000	37,800
		241,300

Independent Power Producers & Energy Traders–0.60%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	370,000	434,750
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	176,000	199,760
Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	90,000	96,750
		731,260

Industrial Machinery–0.34%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	125,000	129,688
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	40,000	43,400
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	220,000	245,300
		418,388

Internet Software & Services–0.77%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	335,000	358,450

	Principal Amount	Value

Internet Software & Services–(continued)

Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	$375,000	$391,875
7.00%, 07/15/21	60,000	67,200
VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	120,000	121,050
		938,575

Leisure Facilities–0.27%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	200,000	201,000
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	120,000	128,550
		329,550

Marine–0.11%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	130,000	134,875

Movies & Entertainment–1.33%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	355,000	390,500
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	260,000	265,200
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	570,000	622,725
Outerwall Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	340,000	350,200
		1,628,625

Multi-Line Insurance–2.93%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	690,000	913,038
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	190,000	203,262
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	345,000	412,275
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	905,000	1,086,000
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	655,000	965,851
		3,580,426

Office Services & Supplies–0.07%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	80,000	86,400

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Oil & Gas Drilling–0.51%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	$35,000	$37,625
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	540,000	581,850
		619,475

Oil & Gas Equipment & Services– 1.26%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	220,000	239,250
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	625,000	645,312
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	120,000	123,600
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	514,000	537,130
		1,545,292

Oil & Gas Exploration & Production– 5.43%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	160,000	166,800
6.75%, 11/01/20	140,000	151,550
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(b)	331,000	351,687
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	430,000	462,250
8.25%, 09/01/21	395,000	434,500
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	300,000	338,250
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23	115,000	120,175
6.13%, 02/15/21	55,000	59,950
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	425,000	456,344
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	104,000	108,940
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	415,000	415,000
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	701,000	718,525
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	40,000	44,200
Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	124,000	122,140

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	$87,000	$89,610
6.50%, 03/15/21(b)	245,000	254,800
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/01/21(b)	527,000	537,540
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	140,000	142,800
Sr. Unsec. Notes, 5.38%, 10/01/22	280,000	288,400
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	60,000	61,350
5.75%, 06/01/21	305,000	324,063
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	425,000	439,875
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	130,000	142,350
6.50%, 01/01/23	95,000	104,975
6.63%, 02/15/19	285,000	306,375
		6,642,449

Oil & Gas Refining & Marketing– 0.56%

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	423,000	439,920
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	220,000	250,800
		690,720

Oil & Gas Storage & Transportation– 3.92%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	310,000	329,375
6.13%, 07/15/22	110,000	118,250
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	105,000	108,675
6.63%, 10/01/20(b)	330,000	353,100
Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	170,000	182,750
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	721,000	762,457
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	435,000	501,337

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	$406,000	$429,345
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	460,000	483,000
6.50%, 08/15/21	189,000	205,538
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	205,000	207,306
Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	40,000	39,600
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	205,000	207,563
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	64,000	69,280
6.88%, 02/01/21	600,000	651,000
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	130,000	136,988
		4,785,564

Other Diversified Financial Services– 1.14%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	565,000	595,369
Compiler Finance Sub Inc., Sr. Unsec. Notes, 7.00%, 05/01/21(b)	25,000	25,125
Jefferies Finance LLC/JFIN Co-Issuer Inc., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	400,000	407,500
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	340,000	364,650
		1,392,644

Packaged Foods & Meats–1.27%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	355,000	369,200
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	500,000	558,750
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	315,000	340,200
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	270,000	290,250
		1,558,400

Paper Packaging–0.51%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	575,000	621,000

Paper Products–0.50%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	35,000	37,713

	Principal Amount	Value

Paper Products–(continued)

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	$72,000	$72,900
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	170,000	181,050
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	310,000	323,950
		615,613

Personal Products–0.27%

Avon Products, Inc., Sr. Unsec. Global Notes, 4.60%, 03/15/20	70,000	74,145
First Quality Finance Co., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	99,000	97,762
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	160,000	164,400
		336,307

Real Estate Services–0.28%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	315,000	340,200

Regional Banks–2.04%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	105,000	120,651
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	785,000	917,452
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	200,000	234,000
Unsec. Sub. Global Notes, 5.13%, 06/15/17	740,000	756,650
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80%(e)	465,000	469,650
		2,498,403

Research & Consulting Services– 0.44%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	370,000	398,675
Sr. Unsec. Gtd. Notes, 6.00%, 11/15/22(b)	130,000	138,450
		537,125

Semiconductor Equipment–1.25%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	60,000	61,050
6.63%, 06/01/21	410,000	422,300
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	525,000	559,125
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	445,000	483,937
		1,526,412

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Semiconductors–1.06%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	$445,000	$478,375
10.75%, 08/01/20	170,000	193,375
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	400,000	419,000
Sr. Unsec. Notes, 5.75%, 03/15/23(b)	200,000	209,000
		1,299,750

Sovereign Debt–0.32%

Slovenia Government International (Slovenia), Sr. Unsec. Bond, 5.85%, 05/10/23(b)	200,000	198,500
Unsec. Bond, 4.75%, 05/10/18(b)	200,000	197,500
		396,000

Specialized Finance–4.35%

Air Lease Corp., Sr. Unsec. Global Notes, 6.13%, 04/01/17	460,000	499,675
Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	393,000	403,808
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	45,000	49,050
6.75%, 04/15/17	615,000	679,575
7.63%, 04/15/20	275,000	316,938
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	375,000	401,250
5.25%, 03/15/18	515,000	556,200
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	370,000	402,375
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	325,000	380,859
Sr. Unsec. Global Notes, 3.88%, 04/15/18	80,000	80,150
4.63%, 04/15/21	20,000	19,850
5.88%, 08/15/22	435,000	467,081
8.75%, 03/15/17	796,000	940,474
Sr. Unsec. Notes, 8.25%, 12/15/20	105,000	127,575
		5,324,860

Specialized REIT’s–0.24%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	265,000	294,150

	Principal Amount	Value

Specialty Chemicals–0.73%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	$240,000	$254,400
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	80,000	83,200
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	305,000	337,025
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	205,000	219,350
		893,975

Specialty Stores–0.36%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	400,000	435,000

Steel–1.60%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	110,000	118,450
Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	77,000	73,727
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.25%, 11/01/19(b)	360,000	380,700
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	340,000	370,600
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	546,000	582,855
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	265,000	274,275
Sr. Unsec. Notes, 7.00%, 02/01/18	145,000	154,425
		1,955,032

Technology Distributors–0.08%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	90,000	96,075

Tires & Rubber–0.30%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	310,000	361,150

Trading Companies & Distributors– 0.16%

United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	30,000	32,175
Sr. Unsec. Global Notes, 8.25%, 02/01/21	150,000	166,875
		199,050

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount	Value

Trucking–1.40%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	$710,000	$779,225
9.75%, 03/15/20	100,000	117,625
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	20,000	21,300
6.75%, 04/15/19	215,000	234,619
7.38%, 01/15/21	500,000	554,375
		1,707,144

Wireless Telecommunication Services–6.25%

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	1,005,000	1,007,512
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	200,000	214,000
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	402,500
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	430,000	454,725
8.13%, 06/01/23(b)	120,000	129,000
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	290,000	304,500
6.63%, 11/15/20	550,000	591,250
6.63%, 04/01/23(b)	290,000	307,400
7.88%, 09/01/18	255,000	278,588
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	205,000	213,969
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	525,000	529,594
6.90%, 05/01/19	510,000	552,712
Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	495,000	514,800
7.00%, 08/15/20	120,000	130,650
11.50%, 11/15/21	100,000	138,500
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	330,000	370,837
9.00%, 11/15/18(b)	260,000	316,550
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)	200,000	222,300
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	209,500
11.75%, 07/15/17(b)	715,000	757,900
		7,646,787
Total U.S. Dollar Denominated Bonds and Notes (Cost $131,602,201)		109,796,445

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–5.76%(g)

Apparel, Accessories & Luxury Goods–0.23%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	200,000	$278,114

Broadcasting–0.55%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	230,000	317,679
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	150,000	217,846
Polish Television Holding B.V. (Poland), Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	95,000	133,339
			668,864

Cable & Satellite–0.20%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	175,000	241,929

Casinos & Gaming–0.96%

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	290,000	246,859
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	145,000	123,430
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	235,000	385,598
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	405,000	416,016
			1,171,903

Construction Materials–0.31%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium- Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	140,682
Spie BondCo 3 SCA, (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	170,000	239,987
			380,669

Diversified Banks–0.21%

Co-Operative Group Holdings (2011) Ltd. (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20(h)	GBP	170,000	260,864

Food Distributors–0.52%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	400,000	633,548

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Principal Amount		Value

Hotels, Resorts & Cruise Lines–0.17%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	160,000	$203,387

Independent Power Producers & Energy Traders–0.12%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	154,209

Leisure Facilities–0.46%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	245,000	324,923
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	180,000	238,719
			563,642

Metal & Glass Containers–0.14%

Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium- Term Euro Notes, 7.38%, 07/15/21(b)	EUR	115,000	170,004

Multi-Sector Holdings–0.35%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	165,000	228,372
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	205,818
			434,190

Other Diversified Financial Services–1.05%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	100,000	121,448
AG Spring Finance Ltd. (Spain), Sr. Sec. Gtd. Notes, 7.50%, 06/01/18(b)	EUR	100,000	124,891
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	230,000	398,360
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	343,666
TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	210,000	296,796
			1,285,161

Sovereign Debt–0.11%

Takko Luxembourg 2 S.C.A (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	110,000	137,238

	Principal Amount		Value

Wireless Telecommunication Services–0.38%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	100,000	$140,032
Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	130,934
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	140,000	192,406
			463,372
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,212,494)			7,047,094

	Shares

Preferred Stocks–2.66%

Automobile Manufacturers–0.33%

General Motors Co., Series B, $2.38 Conv. Pfd.		8,400	410,004

Consumer Finance–0.29%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		362	354,918

Diversified Banks–0.39%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		18,945	474,004

Industrial REIT’s–0.09%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		4,125	108,694

Investment Banking & Brokerage– 0.23%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		10,770	276,681

Multi-Line Insurance–0.53%

Hartford Financial Services Group Inc. (The) 7.88% Jr. Sub. Pfd.		21,080	645,048

Regional Banks–0.66%

Zions Bancorp., Series C, 9.50% Pfd.		23,980	611,010
Zions Bancorp., Series H, 5.75% Pfd.		8,000	198,240
			809,250

Tires & Rubber–0.14%

Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.		3,390	169,331
Total Preferred Stocks (Cost $3,075,099)			3,247,930

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.41%

Automobile Manufacturers–0.32%

General Motors Co. (i)(j)	4,937	$167,315
General Motors Co. -Wts. expiring 07/10/16(i)(j)	4,490	109,960
General Motors Co. -Wts. expiring 07/10/19(i)(j)	4,490	75,432
Motors Liquidation Co. GUC Trust (j)	1,240	39,277
		391,984

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(j)	6,981	1,746

Paper Products–0.09%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $250,170)(b)(j)(k)	1,160	110,200
Total Common Stocks & Other Equity Interests (Cost $665,888)		503,930
TOTAL INVESTMENTS–98.56% (Cost $142,555,682)		120,595,399
OTHER ASSETS LESS LIABILITIES–1.44%		1,761,638
NET ASSETS–100.00%		$122,357,037

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
GUC	—General Unsecured Creditors
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $46,348,850, which represented 37.88% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $200,625, which represented 0.16% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(e)	Perpetual bond with no specified maturity date.

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Acquired as part of the General Motors reorganization.

(j)	Non-income producing security.

(k)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Yield Securities Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco High Yield Securities Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.

Invesco High Yield Securities Fund

F.	Swap Agreements – (continued)

Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

G.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
H.	Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco High Yield Securities Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$3,245,719	$506,141	$--	$3,751,860
Corporate Debt Securities	--	109,400,445	0	109,400,445
Foreign Debt Securities	--	7,047,094	--	7,047,094
Foreign Government Debt Securities	--	396,000	--	396,000
	3,245,719	117,349,680	0	120,595,399
Foreign Currency Contracts*	--	69,287	--	69,287
Swap Agreements*	--	44,317	--	44,317
Total Investments	$3,245,719	$117,463,284	$0	$120,709,003

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
08/08/13	RBC Capital Markets, LLC	EUR	3,051,000	USD	3,988,492	$3,966,567	$21,925
08/08/13	RBC Capital Markets, LLC	GPB	1,537,000	USD	2,381,441	2,334,079	47,362
Total open foreign currency contracts							$69,287

Currency Abbreviations:

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/ Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
JP Morgan Chase	CDS MGM Resorts International	Sell	5.00%	06/20/2017	2.87%	340,000	16,384	44,317
(a)	Implied credit spreads represent the current level as of May 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco High Yield Securities Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $21,665,559 and $21,668,932, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,052,108
Aggregate unrealized (depreciation) of investment securities	(30,254,384)
Net unrealized appreciation (depreciation) of investment securities	$(23,202,276)
Cost of investments for tax purposes is $143,797,675.

NOTE 5 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco High Yield Securities Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco High Yield Fund (the “Acquiring Fund”).

The Agreement was approved by the Fund’s shareholders on July 2, 2013 and the Reorganization was closed on July 15, 2013. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

Invesco High Yield Securities Fund

Invesco Limited Maturity Treasury Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	LTD-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes–100.06%

U.S. Treasury Notes	1.88%	02/28/14	$200	$202,601
U.S. Treasury Notes	0.25%	03/31/14	8,000	8,007,830
U.S. Treasury Notes	0.25%	04/30/14	4,700	4,704,620
U.S. Treasury Notes	0.25%	05/31/14	4,700	4,704,639
U.S. Treasury Notes	0.13%	07/31/14	2,500	2,498,582
U.S. Treasury Notes	0.25%	08/31/14	2,000	2,001,687
U.S. Treasury Notes	0.25%	11/30/14	10,600	10,604,102
U.S. Treasury Notes	0.25%	01/31/15	4,200	4,199,691
U.S. Treasury Notes	0.25%	02/28/15	2,400	2,399,083
U.S. Treasury Notes	0.13%	04/30/15	3,300	3,289,485
U.S. Treasury Notes	2.50%	04/30/15	5,900	6,146,716
U.S. Treasury Notes	2.13%	05/31/15	9,300	9,633,473
U.S. Treasury Notes	1.75%	07/31/15	1,400	1,442,334
U.S. Treasury Notes	1.25%	08/31/15	2,400	2,448,203
U.S. Treasury Notes	0.25%	09/15/15	1,800	1,795,372
U.S. Treasury Notes	1.25%	10/31/15	9,400	9,593,261
U.S. Treasury Notes	2.00%	01/31/16	2,400	2,498,869
U.S. Treasury Notes	0.38%	02/15/16	4,000	3,991,652
U.S. Treasury Notes	1.00%	08/31/16	8,000	8,103,469
U.S. Treasury Notes	1.00%	10/31/16	100	101,231
U.S. Treasury Notes	0.88%	12/31/16	3,000	3,020,086
U.S. Treasury Notes	4.63%	02/15/17	1,000	1,142,648
U.S. Treasury Notes	0.88%	04/30/17	1,600	1,606,231
TOTAL INVESTMENTS–100.06% (Cost $94,012,656) 94,135,865
OTHER ASSETS LESS LIABILITIES–(0.06)% (59,359)
NET ASSETS–100.00%				$94,076,506

See accompanying notes which are an integral part of this schedule.

Invesco Limited Maturity Treasury Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a

Invesco Limited Maturity Treasury Fund

C. Futures Contracts – (continued)

futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended May 31, 2013 was $16,703,565 and $24,211,103, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$172,351
Aggregate unrealized (depreciation) of investment securities	(56,416)
Net unrealized appreciation of investment securities	$115,935
Cost of investments for tax purposes is $94,019,930.

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	MKT-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–53.29%(a)

Asset-Backed Securities - Commercial Loans/Leases–0.79%

Atlantis One Funding Corp. (b)(c)	0.17%	06/17/13	$10,000	$9,999,244

Asset-Backed Securities - Consumer Receivables–0.63%

Old Line Funding, LLC (b)	0.18%	07/15/13	4,000	3,999,120
Thunder Bay Funding, LLC (b)	0.20%	09/10/13	4,000	3,997,756
				7,996,876

Asset-Backed Securities - Fully Supported–2.59%

Kells Funding LLC
(CEP-Federal Republic of Germany) (b)(c)	0.30%	07/16/13	23,000	22,991,375
(CEP-Federal Republic of Germany) (b)(c)	0.24%	11/20/13	10,000	9,988,533
				32,979,908

Asset-Backed Securities - Fully Supported Bank–7.07%

Cancara Asset Securitisation LLC
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.20%	06/03/13	6,000	5,999,933
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.19%	07/22/13	25,000	24,993,271
Concord Minuteman Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)	0.20%	06/17/13	7,990	7,989,290
Gotham Funding Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	06/03/13	15,000	14,999,858
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/11/13	6,000	5,998,400
Matchpoint Master Trust (CEP-BNP Paribas) (b)(c)	0.20%	08/13/13	30,000	29,987,834
				89,968,586

Asset-Backed Securities - Multi-Purpose–8.62%

Atlantic Asset Securitization LLC (b)	0.10%	06/07/13	4,707	4,706,921
Atlantic Asset Securitization LLC (b)	0.15%	07/03/13	25,000	24,996,667
Chariot Funding, LLC (b)	0.14%	06/17/13	6,000	5,999,627
Chariot Funding, LLC (b)	0.26%	09/04/13	4,000	3,997,255
Chariot Funding, LLC (b)	0.24%	11/08/13	10,000	9,989,333
Chariot Funding, LLC/Ltd. (b)	0.25%	10/18/13	5,000	4,995,174
Jupiter Securitization Co. LLC (b)	0.27%	09/12/13	2,100	2,098,378
Jupiter Securitization Co. LLC (b)	0.22%	10/04/13	9,000	8,993,125
Jupiter Securitization Co. LLC (b)	0.24%	11/06/13	4,000	3,995,787
Jupiter Securitization Co. LLC (b)	0.30%	02/18/14	2,000	1,995,633
Nieuw Amsterdam Receivables Corp. (b)(c)	0.18%	06/20/13	38,000	37,996,390
				109,764,290

Asset-Backed Securities - Securities–1.65%

Scaldis Capital Ltd. /LLC (b)(c)	0.18%	06/04/13	21,000	20,999,685

Asset-Backed Securities - Trade Receivables–0.35%

Market Street Funding LLC (b)	0.18%	08/08/13	4,500	4,498,470

Consumer Finance–0.31%

Toyota Motor Credit Corp. (c)	0.23%	07/05/13	4,000	3,999,131

Diversified Banks–16.90%

BNP Paribas Finance Inc. (c)	0.24%	07/05/13	23,000	22,994,787
BNZ International Funding Ltd. (b)(c)	0.19%	07/17/13	10,000	9,997,572
BNZ International Funding Ltd. (b)(c)	0.18%	08/14/13	5,000	4,998,150
Caisse de Depots et Consignations (b)(c)	0.20%	06/07/13	4,000	3,999,867
Caisse de Depots et Consignations (b)(c)	0.20%	06/11/13	7,000	6,999,611
Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	8,000	7,994,933
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	4,000	3,997,425

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	$14,000	$13,973,925
Collateralized Commercial Paper II Co., LLC (b)	0.35%	08/26/13	10,000	9,991,639
Credit Agricole Corp. & Investment Bank North America, Inc.	0.15%	06/05/13	25,000	24,999,583
DBS Bank Ltd. (b)(c)	0.26%	09/10/13	10,000	9,992,846
DBS Bank Ltd. (b)(c)	0.27%	10/04/13	10,000	9,990,625
ING (US) Funding LLC	0.18%	07/30/13	10,000	9,997,050
Mizuho Funding, LLC (b)(c)	0.24%	07/15/13	10,000	9,997,128
Oversea-Chinese Banking Corp. Ltd. (c)	0.22%	07/01/13	20,000	19,996,333
Societe Generale North America, Inc. (c)	0.24%	06/03/13	11,000	10,999,853
Standard Chartered Bank (b)(c)	0.27%	06/05/13	8,000	7,999,760
Standard Chartered Bank (b)(c)	0.22%	09/10/13	7,200	7,195,556
Sumitomo Mitsui Banking Corp. (b)(c)	0.23%	07/17/13	19,000	18,994,416
				215,111,059

Household Products–0.78%

Reckitt Benckiser Treasury Services PLC (b)(c)	0.34%	11/05/13	10,000	9,985,172

Regional Banks–8.54%

Australia & New Zealand Banking Group, Ltd. (b)(c)	0.18%	08/06/13	9,000	8,997,112
Australia & New Zealand Banking Group, Ltd. (b)(c)	0.17%	08/28/13	7,000	6,997,177
BPCE SA (b)(c)	0.15%	06/17/13	5,000	4,999,667
Commonwealth Bank of Australia (b)(c)	0.17%	08/13/13	3,000	2,998,966
Macquarie Bank Ltd. (b)(c)	0.25%	07/24/13	10,000	9,996,319
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.17%	06/13/13	40,000	39,997,733
Nationwide Building Society (b)(c)	0.33%	07/15/13	10,000	9,995,967
Natixis	0.22%	08/01/13	18,500	18,493,188
Nederlandse Waterschapsbank N.V. (b)(c)	0.22%	06/20/13	6,300	6,299,269
				108,775,398

Soft Drinks–1.92%

Coca-Cola Co. (b)	0.17%	09/10/13	5,500	5,497,377
Coca-Cola Co. (b)	0.16%	10/04/13	19,000	18,989,444
				24,486,821

Specialized Finance–3.14%

Kredianstalt fur Wiederaufbau (b)(c)	0.19%	08/02/13	25,000	24,991,820
Kredianstalt fur Wiederaufbau (b)(c)	0.19%	08/05/13	4,500	4,498,456
Kredianstalt fur Wiederaufbau (b)(c)	0.19%	08/13/13	3,500	3,498,652
Kredianstalt fur Wiederaufbau (b)(c)	0.24%	10/01/13	7,000	6,994,425
				39,983,353
Total Commercial Paper (Cost $678,547,993)				678,547,993

Certificates of Deposit–10.05%

Bank of Nova Scotia (c)	0.23%	10/03/13	6,700	6,700,000
Bank of Nova Scotia (c)(d)	0.23%	10/08/13	6,700	6,700,000
Bank of Nova Scotia (c)(d)	0.32%	11/29/13	26,000	26,000,000
Bank of Nova Scotia (c)(d)	0.34%	05/30/14	7,000	7,000,000
Barclays Bank PLC (c)(d)	0.25%	03/11/14	20,000	20,000,000
Landesbank Hessen-Thurigen Girozentrale (c)	0.24%	08/08/13	7,500	7,500,000
Norinchukin Bank (The) (c)	0.25%	07/12/13	10,000	10,000,000
Royal Bank of Canada (c)(d)	0.33%	06/04/14	21,000	21,000,000
Swedbank AB (c)	0.16%	06/07/13	10,000	10,000,000
Toronto-Dominion Bank (c)	0.25%	09/20/13	10,000	10,000,000
Toronto-Dominion Bank (c)	0.22%	08/13/13	3,000	3,000,000
Total Certificates of Deposit (Cost $127,900,000)				127,900,000

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–9.31%(e)

Credit Enhanced–9.31%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.20%	06/01/29	$2,500	$2,500,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.15%	08/01/35	15,305	15,305,000
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.12%	05/15/33	1,895	1,895,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	12/01/28	1,200	1,200,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.12%	10/15/33	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.19%	07/01/38	4,390	4,390,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (f)	0.14%	11/01/39	2,000	2,000,000
Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP-FNMA)	0.15%	06/01/26	1,065	1,065,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.14%	08/01/28	1,530	1,530,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (c)(f)	0.18%	09/01/14	4,400	4,400,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC-FHLB of Dallas) (f)	0.17%	12/01/31	15,535	15,535,000
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (f)	0.41%	05/01/14	1,700	1,700,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	06/01/37	1,000	1,000,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 C, VRD RB (LOC-Northern Trust Co.) (f)	0.13%	04/01/39	2,170	2,170,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (f)	0.15%	12/01/39	965	965,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.15%	12/01/34	500	500,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.14%	04/01/44	2,990	2,990,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.) (b)(f)	0.17%	09/01/21	1,100	1,100,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.26%	01/01/33	4,200	4,200,000
Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	10/01/29	3,920	3,920,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	03/01/32	1,100	1,100,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	01/01/18	5,540	5,540,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.13%	11/15/37	5,600	5,600,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.20%	12/01/27	5,940	5,940,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/37	5,500	5,500,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.16%	06/01/25	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.14%	09/01/15	800	800,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.12%	11/01/29	800	800,000
Saint Paul (City of), Minnesota Port Authority;
Series 2009-11 DD, Ref. VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(f)	0.14%	03/01/29	820	820,000
Series 2009-5 O, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(f)	0.14%	12/01/28	1,800	1,800,000
Series 2009-5 P, VRD District Heating RB (LOC-Deutsche Bank AG) (c)(f)	0.17%	12/01/28	885	885,000
Series 2009-7 Q, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (c)(f)	0.14%	12/01/28	985	985,000

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.13%	07/15/31	$1,750	$1,750,000
USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC-JPMorgan Chase Bank N.A.) (f)	0.15%	11/15/24	4,600	4,600,000
Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC-U.S. Bank, N.A.) (f)	0.14%	10/01/26	4,300	4,300,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	02/01/34	7,500	7,500,000
Total Variable Rate Demand Notes (Cost $118,460,000)				118,460,000

Medium-Term Notes–7.64%

Consumer Finance–1.18%

American Honda Finance Corp. Unsec. Medium-Term Notes (b)(c)(d)	0.30%	12/05/13	15,000	15,000,000

Diversified Banks–5.27%

Royal Bank of Canada, Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.38%	07/01/14	25,000	25,000,000
U.S. Bancorp.,
Sr. Unsec. Medium-Term Notes	2.00%	06/14/13	14,136	14,144,663
Sr. Unsec. Medium-Term Notes	1.38%	09/13/13	3,000	3,006,894
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes (d)	0.34%	06/20/14	10,000	10,000,000
Unsec. Medium-Term Notes (d)	0.33%	06/20/14	15,000	15,000,000
				67,151,557

Other Diversified Financial Services–1.19%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	15,000	15,142,691
Total Medium-Term Notes (Cost $97,294,248)				97,294,248
TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.29% (Cost $1,022,202,241)				1,022,202,241
			Repurchase Amount

Repurchase Agreements–19.45%(g)

Credit Agricole Corporate & Investment Bank, Joint agreement dated 05/31/13, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,000; 0.25%-5.00%, 03/31/15-01/01/43)	0.08%	06/03/13	60,000,400	60,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 05/31/13, maturing value of $43,000,645 (collateralized by Corporate obligations valued at $45,151,243; 0%-10.63%, 03/03/15-05/15/58)	0.18%	06/03/13	43,000,645	43,000,000
RBC Capital Markets Corp., Joint agreement dated 05/31/13, aggregate maturing value $400,002,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 3.50%-4.00%, 05/01/42-08/01/42)	0.08%	06/03/13	24,680,306	24,680,141
Societe Generale, Joint agreement dated 05/31/13, aggregate maturing value $750,005,625 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-5.00%, 11/01/26-06/01/43)	0.09%	06/03/13	60,000,450	60,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/31/13, aggregate maturing value of $1,000,008,333 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,000; 0%-4.00%, 03/25/28-05/01/43)	0.10%	06/03/13	60,000,500	60,000,000
Total Repurchase Agreements (Cost $247,680,141)				247,680,141
TOTAL INVESTMENTS(h)(i)–99.74% (Cost $1,269,882,382)				1,269,882,382
OTHER ASSETS LESS LIABILITIES–0.26%				3,321,275
NET ASSETS–100.00%				$1,273,203,657

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit

MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $586,401,785, which represented 46.06% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 8.9%; Canada: 8.3%; France: 8.0%; United Kingdom: 7.3%; Germany: 6.7%; other countries less than 5% each: 12%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Money Market Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Money Market Fund

Invesco Municipal Bond Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	MBD-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.39%

Alabama–0.59%

Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$1,000	$1,119,790
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,179,540
University of Alabama; Series 2004 A, General RB (b)	5.00%	07/01/29	1,000	1,037,680
				3,337,010

Alaska–1.03%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/40	1,250	1,354,825
Series 2011 A, RB	5.50%	10/01/41	3,000	3,431,460
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,044,075
				5,830,360

Arizona–1.72%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	3,200	3,291,936
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,102,260
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.30%	07/01/42	250	265,340
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.25%	06/01/34	2,000	2,172,440
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,165,570
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	580,985
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	1,000	1,094,010
				9,672,541

Arkansas–0.85%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	2,003,741
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,707,544
University of Arkansas (Fayetteville Campus); Series 2011 A, Various Facility RB	4.63%	11/01/36	1,000	1,080,240
				4,791,525

California–8.08%

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	850,799
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,332,320
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	500	528,565
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (b)(c)	5.50%	02/01/20	1,000	1,240,940
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/28	1,525	1,702,266
Series 2011, RB	5.75%	01/01/33	450	521,060
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal-Mortgage) (a)	5.75%	08/15/38	500	564,860
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (c)(d)	1.07%	05/01/17	2,000	2,000,000
California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	286,195
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	1,000	1,085,350
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,000	1,088,110

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (d)	1.27%	05/01/20	$2,000	$2,000,000
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/25	2,000	2,265,680
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/39	1,000	283,680
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (INS-AGM) (a)	5.00%	10/01/26	2,000	2,230,400
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	1,033,930
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,345,040
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/34	1,500	530,100
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,707,150
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	4.50%	07/01/26	2,000	2,158,120
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,674,615
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/33	775	848,330
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/26	1,080	1,158,970
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/35	1,500	526,500
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/25	1,415	1,615,505
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.13%	08/01/37	2,000	2,235,320
Regents of the University of California;
Series 2009 O, General RB	5.25%	05/15/39	500	573,730
Series 2012 G, Limited Project RB	5.00%	05/15/37	1,000	1,116,490
Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,725,135
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (b)(c)	6.50%	08/01/18	525	671,286
San Diego Unified School District; Series 2012 R-1, Unlimited Tax CAB GO Bonds (e)	0.00%	07/01/30	3,000	1,432,290
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,730,085
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	1,250	745,825
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,110,450
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,617,060
				45,536,156

Colorado–1.37%

Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.13%	12/01/30	400	445,548
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.25%	12/01/38	525	575,778
Colorado Springs (City of); Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,178,910
Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB (b)(c)	6.25%	12/01/14	750	816,143
Denver (City of) Urban Renewal Authority (Stapleton); Series 2013 A-1, Sr. Tax Increment Allocation RB	5.00%	12/01/22	2,000	2,365,540
Telluride (Town of); Series 2010, Ref. Excise Tax RB (INS-AGM) (a)	5.00%	12/01/36	1,000	1,115,300
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,248,182
				7,745,401

Connecticut–1.57%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(f)	6.60%	07/01/24	1,000	1,003,580
Connecticut (State of) Development Authority (The Connecticut Light & Power Co.); Series 2011 A, Ref. PCR	4.38%	09/01/28	1,000	1,070,330
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/26	1,000	1,101,460

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	$1,000	$1,155,770
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	1,000	1,119,410
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,397,320
				8,847,870

Delaware–0.21%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,165,112

District of Columbia–0.23%

District of Columbia (National Public Radio, Inc.); Series 2010 A, RB (b)(c)	5.00%	04/01/15	1,205	1,303,714

Florida–6.39%

Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS-NATL) (a)	4.25%	10/01/29	5,000	5,036,700
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,733,295
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/20	2,515	2,958,269
Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS-NATL) (a)	5.80%	05/01/16	575	576,437
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College);
Series 2010, RB	4.75%	12/01/30	2,000	2,164,340
Series 2010, RB	5.00%	12/01/37	2,250	2,433,150
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,300	1,466,764
Jacksonville (City of) Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,450	1,467,936
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	1,500	1,629,210
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	532,740
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,138,880
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,088,430
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	775	841,162
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/35	1,105	1,234,904
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/42	1,000	1,087,800
Miami-Dade (County of);
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	550	615,582
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,346,142
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	4,000	4,491,440
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	1,000	1,111,300
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,124,020
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	625	677,025
Sunrise (City of); Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,244,553
				36,000,079

Georgia–3.78%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,100,500
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,671,075
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,671,735
Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,696,395
Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,212,300
Series 2010 C, Ref. General Airport RB (INS-AGM) (a)	5.25%	01/01/30	1,500	1,702,860
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	719,304

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	$1,000	$1,105,530
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,214,800
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	2,135	2,442,760
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,634,820
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGC) (a)	5.50%	06/15/35	1,020	1,143,247
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	813,427
Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/41	2,000	2,167,720
				21,296,473

Guam–0.21%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,160,313

Idaho–0.14%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	6.13%	12/01/28	655	776,640

Illinois–6.92%

Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (f)	6.13%	02/20/42	1,460	1,462,424
Chicago (City of) (O’Hare International Airport); Series 2012 B, Ref. Sr. Lien General Airport RB (f)	5.00%	01/01/30	5,000	5,392,100
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,477,797
Chicago (City of); Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	1,086,780
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,757,192
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,169,560
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (b)	6.25%	04/15/22	1,000	1,288,140
Series 1992 C, RB (b)	6.25%	04/15/22	1,150	1,481,361
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,500	1,641,345
Illinois (State of) Finance Authority (Northwestern University); Series 1997, Medium-Term RB (b)(c)	5.25%	11/01/14	1,000	1,070,490
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	3,222,090
Illinois (State of) Finance Authority (Robert Morris College);
Series 2000, RB (INS-NATL) (a)	5.75%	06/01/20	1,305	1,308,015
Series 2000, RB (INS-NATL) (a)	5.80%	06/01/30	1,000	1,001,220
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,085,810
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,168,930
Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/41	650	742,814
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 A, RB	5.00%	06/15/42	3,500	3,800,580
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/26	4,000	4,396,080
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/28	2,000	2,195,060
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/26	2,000	2,247,280
				38,995,068

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–4.48%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	$1,000	$1,080,160
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	239,374
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(f)	5.00%	01/01/18	500	554,940
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,106,450
Lake Central Multi-District School Building Corp.; Series 2012 B, First Mortgage RB	5.00%	07/15/24	4,185	4,971,612
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,161,189
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	1,570	1,758,714
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	11,314,104
Rockville School Building Corp.; Series 2006, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/26	1,000	1,082,680
				25,269,223

Iowa–1.09%

Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,111,620
Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,682,910
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,200	1,141,764
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,202,860
				6,139,154

Kansas–0.40%

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,107,680
Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/32	1,000	1,124,760
				2,232,440

Kentucky–0.21%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	1,070	1,156,798

Louisiana–4.19%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	599,187
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,748,958
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,105,910
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	5.38%	01/01/31	400	436,340
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	6.00%	01/01/39	1,000	1,137,730
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/25	1,000	1,116,440
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	5,533,790
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	1,780	1,984,736
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,109,520
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,666,095
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,832,016
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(c)	5.50%	05/15/26	1,010	1,310,071
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (c)	4.00%	06/01/22	1,000	1,084,940

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/31	$2,645	$2,934,733
				23,600,466

Maryland–0.67%

Maryland (State of) Health & Higher Educational Facilities Authority (Carroll Hospital); Series 2012 A, RB	5.00%	07/01/37	1,500	1,632,915
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/41	2,000	2,126,380
				3,759,295

Massachusetts–3.04%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/19	4,900	5,550,965
Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	6,748,335
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	750	839,730
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	743,603
Series 2011 A-2, RB	5.50%	11/15/46	38	30,178
Series 2011 B, CAB RB (e)	0.00%	11/15/56	187	1,318
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,900	2,029,314
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,196,750
				17,140,193

Michigan–1.05%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,143,880
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	562,305
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (f)	5.00%	12/01/28	2,500	2,748,875
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,464,745
				5,919,805

Minnesota–0.87%

Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	1,275	1,549,622
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,060	1,148,648
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,226,620
				4,924,890

Missouri–1.31%

Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,049,660
Gladstone (City of); Series 2006 A, COP (INS-SGI) (a)	5.00%	06/01/22	1,295	1,446,075
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,102,350
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,741,775
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/28	1,000	1,015,110
				7,354,970

Montana–0.20%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	1,000	1,141,180

Nebraska–0.20%

University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,102,830

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–1.52%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	$2,000	$2,192,440
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	1,500	1,654,500
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,759,185
Clark (County of);
Series 2004 A-2, Sub. Lien Airport System RB (INS-NATL) (a)	5.13%	07/01/25	1,000	1,043,830
Series 2004 A-2, Sub. Lien Airport System RB (INS-NATL) (a)	5.13%	07/01/27	1,000	1,038,470
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	886,104
				8,574,529

New Hampshire–0.65%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	750	813,878
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	1,500	1,580,700
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,241,493
				3,636,071

New Jersey–3.98%

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2000, Special Facility RB (f)	7.00%	11/15/30	4,000	4,014,760
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,112,200
Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,298,470
New Jersey (State of) Transportation Trust Fund Authority;
Series 2012 A, Transportation System RB	5.00%	06/15/42	1,900	2,048,143
Series 2012 AA, Transportation Program RB	5.00%	06/15/23	5,000	5,903,100
Series 2012 AA, Transportation Program RB	5.00%	06/15/38	1,100	1,198,846
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/36	1,000	1,078,870
Series 2009 I, RB	5.00%	01/01/35	2,000	2,186,660
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	1,475	1,600,080
				22,441,129

New Mexico–0.27%

Farmington (City of) (El Paso Electric Co.); Series 2012, Ref. PCR (c)	1.88%	09/01/17	1,500	1,520,070

New York–4.28%

New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,284,197
New York (City of) Municipal Water Finance Authority; Series 2005 A, Water & Sewer System RB (INS-AGM) (a)	4.50%	06/15/29	1,000	1,031,740
New York (City of); Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,924,425
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/32	1,000	1,104,000
Series 2011 A, RB	5.00%	05/01/41	1,000	1,085,980
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/35	1,000	1,120,860
New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (b)(c)	4.75%	08/15/14	270	284,464
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	564,512
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	566,605
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 3, Ref. Liberty RB	5.00%	03/15/44	2,000	2,112,680
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,355,994
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB (b)	5.50%	01/01/17	2,090	2,302,219
Series 1993 B, General Purpose RB (b)	5.00%	01/01/20	1,960	2,372,756
				24,110,432

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–0.29%

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	$1,000	$1,085,670
Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	567,555
				1,653,225

North Dakota–0.67%

Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	1,073,750
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,535,013
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,153,778
				3,762,541

Ohio–5.95%

Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,089,160
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,106,846
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,800	4,139,492
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,125,730
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (a)	5.50%	01/01/21	3,410	4,123,099
Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	3,320	3,669,530
Cleveland State University; Series 2012, RB	5.00%	06/01/37	1,000	1,090,640
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group);
Series 2003, RB (b)(c)	5.50%	07/01/13	460	462,024
Series 2003, RB	5.50%	01/01/29	565	567,045
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,684,733
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,899,240
Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,638,735
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,302,263
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009, Ref. PCR (c)	2.25%	09/15/16	2,000	2,018,360
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2010, Ref. RB (c)	2.20%	06/01/16	1,500	1,510,440
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (CEP-Ohio School District)	5.00%	12/01/32	1,000	1,108,430
				33,535,767

Oregon–1.36%

Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/31	750	873,165
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/36	500	579,500
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,620,660
Oregon Health & Science University;
Series 2012 E, RB	5.00%	07/01/25	520	607,324
Series 2012 E, RB	5.00%	07/01/26	450	520,893
Series 2012 E, RB	5.00%	07/01/30	2,185	2,464,374
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	995,238
				7,661,154

Pennsylvania–2.83%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	800,961
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,609,647
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,101,380
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,122,600

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	$2,250	$2,443,703
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	551,925
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	532,945
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.00%	07/15/28	2,425	2,801,796
Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	5.00%	07/01/19	2,500	2,846,900
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,149,420
				15,961,277

Puerto Rico–3.58%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 ZZ, Ref. RB	5.25%	07/01/22	1,000	1,038,890
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.25%	08/01/27	2,085	2,231,263
First Subseries 2009 A, RB (b)(c)	5.50%	08/01/19	20	25,107
First Subseries 2009 A, RB	5.50%	08/01/28	1,980	2,134,697
First Subseries 2010 A, CAB RB (e)	0.00%	08/01/33	2,000	636,960
First Subseries 2010 A, RB	5.38%	08/01/39	1,220	1,281,891
First Subseries 2010 A, RB	5.50%	08/01/37	2,000	2,124,020
First Subseries 2010 A, RB (INS-AGM) (a)	5.00%	08/01/40	1,175	1,216,994
First Subseries 2010 C, RB	5.38%	08/01/38	5,000	5,279,250
First Subseries 2011 A-1, RB	5.00%	08/01/43	1,000	1,030,690
First Subseries 2011 A-1, RB	5.25%	08/01/43	1,000	1,047,590
Series 2011 C, RB	5.00%	08/01/40	2,000	2,111,660
				20,159,012

Rhode Island–0.87%

Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. Student Loan Program RB (f)	6.00%	12/01/23	115	115,477
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	547,200
Rhode Island Health & Educational Building Corp. (Educational & General Revenue); Series 2010 A, Higher Education Facility RB (INS-AGM) (a)	4.50%	09/15/30	1,500	1,602,165
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	574,635
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program - City of Woonsocket); Series 2009 E, RB (INS-AGC) (a)	5.00%	05/15/34	2,000	2,061,700
				4,901,177

South Carolina–1.86%

Beaufort County School District; Series 2007 C, Unlimited Tax GO Bonds (CEP-South Carolina State Department of Education)	4.50%	03/01/32	1,000	1,050,070
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/30	1,500	1,579,530
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,357,186
Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/24	1,150	1,202,003
Piedmont Municipal Power Agency;
Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/30	500	560,430
Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	1,000	1,164,460
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,514,370
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,025	1,034,645
				10,462,694

South Dakota–1.48%

South Dakota (State of) Building Authority; Series 2007, RB (INS-NATL) (a)	4.50%	06/01/30	2,675	2,784,274
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	4,269,560

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–(continued)

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	$1,000	$1,137,820
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	141,235
				8,332,889

Tennessee–0.78%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,265,200
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	2,142,360
				4,407,560

Texas–11.25%

Austin (City of); Series 2012, Ref. Electric Utility System RB	5.00%	11/15/37	1,000	1,121,990
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,102,590
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,020	1,102,518
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,600,665
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (c)(f)	5.90%	05/01/28	1,050	1,179,518
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,155,170
Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS-AMBAC) (a)	4.50%	10/01/27	4,000	4,409,320
Dallas-Fort Worth (Cities of) International Airport; Series 2012 E, Ref. Airport RB (f)	5.00%	11/01/35	2,500	2,613,800
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/23	2,000	1,566,080
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	915,684
Harris County Cultural Education Facilities Finance Corp. (TECO);
Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,212,024
Series 2010, Thermal Utility RB	4.38%	11/15/35	1,525	1,598,093
Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, RB (b)	5.25%	10/01/29	2,000	2,008,220
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	1,002,260
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (c)(d)	0.87%	06/01/17	3,000	3,000,000
Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,105,020
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	1,076,840
Lower Colorado River Authority; Series 2012 B, Ref. RB	5.00%	05/15/37	1,000	1,094,720
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,783,475
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/32	620	650,826
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,177,730
Series 2008 A, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/33	1,750	1,986,617
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	1,000	1,097,100
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,630	1,838,705
Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,077,360
Series 2012 C, Ref. First Tier RB (c)	1.95%	01/01/19	1,000	1,018,890
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,094,030
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/31	860	990,264
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	871,081
Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,122,342
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,149,050
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/31	500	573,960

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	$1,250	$1,361,188
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,000	1,082,430
Schertz-Cibolo-Universal City Independent School District; Series 2001, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	08/01/25	70	70,277
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,861,675
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/22	1,000	1,131,150
Series 2012, Gas Supply RB	5.00%	12/15/30	2,100	2,233,518
Series 2012, Gas Supply RB	5.00%	12/15/32	1,200	1,270,488
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,433,094
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,883,473
Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,279,260
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,125,610
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,327,508
				63,355,613

Utah–0.51%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	801,228
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,167,915
Washington City (City of); Series 2003, Sales Tax RB (b)(c)	5.00%	11/15/13	915	933,272
				2,902,415

Vermont–0.80%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,398,165
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,474,987
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/34	1,565	1,643,610
				4,516,762

Virgin Islands–0.15%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	818,880

Virginia–1.58%

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,217,960
King George (County of) Industrial Development Authority; Series 2004, Lease RB (b)(c)	5.00%	03/01/14	1,100	1,139,028
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (b)(c)	6.00%	12/01/18	1,000	1,262,280
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/27	4,000	4,261,200
				8,880,468

Washington–1.77%

Everett (City of) Public Facilities District; Series 2007 A, Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,219,001
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	2,100	2,357,733
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,238,180
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,059,360
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,379,550
Series 2011, RB	6.00%	01/01/31	1,500	1,712,940
				9,966,764

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–0.59%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB (c)(f)	2.25%	09/01/16	$3,250	$3,311,003

Wisconsin–1.38%

Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.50%	04/01/15	1,340	1,479,239
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,635,585
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	814,425
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	1,585	1,741,091
Series 2012, RB	5.00%	06/01/39	2,000	2,122,740
				7,793,080

Wyoming–0.19%

Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	5.00%	05/01/32	1,000	1,098,190
TOTAL INVESTMENTS(g)–99.39% (Cost $513,213,128)				559,962,208
OTHER ASSETS LESS LIABILITIES–0.61%				3,412,565
NET ASSETS–100.00%				$563,374,773

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
Ctfs.	— Certificates
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation

Gtd.	— Guaranteed
INS	— Insurer
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAC	— Revenue Anticipation Certificates
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(e)	Zero coupon bonds issued at a discount.

(f)	Security subject to the alternative minimum tax.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.2%
Assured Guaranty Corp.	9.4
National Public Finance Guarantee Corp.	9.0

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Bond Fund

D.	Other Risks – The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $8,495,682 and $14,998,005, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$48,136,218
Aggregate unrealized (depreciation) of investment securities	(1,386,293)
Net unrealized appreciation of investment securities	$46,749,925
Cost of investments for tax purposes is $513,212,283.

Invesco Municipal Bond Fund

NOTE 4 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Municipal Bond Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Municipal Income Fund (the “Acquiring Fund”).

The Agreement was approved by the Fund’s shareholders on April 24, 2013 and the reorganization is expected to close on July 15, 2013. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

Invesco Municipal Bond Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	REA-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.06%

Apartments–17.04%

Apartment Investment & Management Co. -Class A	1,071,700	$32,429,642
AvalonBay Communities, Inc.	986,577	130,879,305
Equity Residential	1,182,188	66,852,731
Essex Property Trust, Inc.	604,757	95,031,515
Mid-America Apartment Communities, Inc.	354,700	24,108,959
UDR, Inc.	2,810,370	68,488,717
		417,790,869

Diversified–0.04%

BGP Holdings PLC (Malta) (Acquired 08/06/09; Cost $0)(b)(c)	3,547,941	0
BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $921,277)(b)(c)(d)	2,789,299	869,210
		869,210

Freestanding–0.74%

National Retail Properties Inc.	505,400	18,128,698

Healthcare–13.65%

HCP, Inc.	491,000	23,263,580
Health Care REIT, Inc.	1,766,279	120,159,960
Healthcare Realty Trust, Inc.	1,355,055	36,058,014
Healthcare Trust of America, Inc. -Class A	707,844	8,133,128
Senior Housing Properties Trust	2,149,330	55,560,180
Ventas, Inc.	1,284,889	91,702,528
		334,877,390

Industrial/Office: Industrial–6.27%

Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(c)(d)	6,533	2,526,927
DCT Industrial Trust Inc.	2,500,691	18,455,100
Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $3,554,748)(b)(d)	4,185,000	3,476,082
Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,796,621)(b)(d)	3,534,653	3,877,627
Keystone Industrial Fund II LP (Acquired 01/08/09-05/25/12; Cost $4,518,750)(b)(d)	4,597,826	5,592,754
Prologis, Inc.	2,972,549	119,793,725
		153,722,215

Industrial/Office: Mixed–0.87%

Duke Realty Corp.	1,281,165	21,228,904

	Shares	Value

Industrial/Office: Office–12.32%

Alexandria Real Estate Equities, Inc.	100,514	$6,885,209
Boston Properties, Inc.	1,114,185	118,749,837
BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(c)(d)	4,646,429	2,564,866
Hudson Pacific Properties Inc.	920,800	19,880,072
Kilroy Realty Corp.	396,630	20,985,693
Piedmont Office Realty Trust Inc. - Class A	2,619,728	49,748,635
SL Green Realty Corp.	959,009	83,414,603
		302,228,915

Infrastructure–5.43%

American Tower Corp.	1,710,966	133,181,594

Lodging-Resorts–5.81%

Host Hotels & Resorts Inc.	6,506,740	115,754,905
Pebblebrook Hotel Trust	795,581	20,876,045
RLJ Lodging Trust	258,150	5,978,754
		142,609,704

Regional Malls–16.24%

CBL & Associates Properties, Inc.	1,085,026	24,944,748
General Growth Properties, Inc.	1,422,875	29,211,624
Macerich Co. (The)	1,684,164	109,319,085
Simon Property Group, Inc.	1,410,890	234,828,531
		398,303,988

Self Storage Facilities–5.07%

CubeSmart	3,003,798	47,009,439
Public Storage	509,400	77,326,920
		124,336,359

Shopping Centers–7.70%

Acadia Realty Trust	936,748	24,280,508
DDR Corp.	6,252,582	109,170,082
Equity One, Inc.	811,683	18,936,564
Federal Realty Investment Trust	111,697	12,035,352
Retail Opportunity Investments Corp.	1,740,878	24,441,927
		188,864,433

Timber REIT’S–5.88%

Rayonier Inc.	886,734	49,125,064
Weyerhaeuser Co.	3,185,103	94,979,771
		144,104,835
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,824,211,185)		2,380,247,114

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

	Shares	Value

Money Market Funds–3.46%
Liquid Assets Portfolio –Institutional Class (e)	42,463,268	$42,463,268
Premier Portfolio –Institutional Class (e)	42,463,269	42,463,269
Total Money Market Funds (Cost $84,926,537)		84,926,537
TOTAL INVESTMENTS–100.52% (Cost $1,909,137,722)		2,465,173,651
OTHER ASSETS LESS LIABILITIES–(0.52)%		(12,755,700)
NET ASSETS–100.00%		$2,452,417,951

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $18,907,466, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exter Industrial Value Fund LP	$315,000	1.26%
BRCP Realty LP	205,351	1.07
Cabot Industrial Value Fund II LP	223,500	0.79
BRCP Realty II LP	353,571	0.73
Keystone Industrial Fund II LP	402,174	0.71
Keystone Industrial Fund LP	69,307	0.69
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Real Estate Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Real Estate Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,446,266,185	$--	$18,907,466	$2,465,173,651

Invesco Real Estate Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $476,587,343 and $494,408,396, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$543,083,218
Aggregate unrealized (depreciation) of investment securities	(11,616,352)
Net unrealized appreciation of investment securities	$531,466,866
Cost of investments for tax purposes is $1,933,706,785.

Invesco Real Estate Fund

Invesco Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	STB-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–65.24%

Advertising–0.59%

Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 10.00%, 07/15/17	$4,386,000	$4,632,713
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 04/01/14	535,000	567,100
		5,199,813

Aerospace & Defense–2.54%

Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	2,835,000	2,939,407
Boeing Co. (The), Sr. Unsec. Global Notes, 5.00%, 03/15/14	1,410,000	1,460,969
General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 1.00%, 11/15/17	5,000,000	4,907,206
Sr. Unsec. Gtd. Notes, 2.25%, 07/15/16	3,000,000	3,124,683
Honeywell International Inc., Sr. Unsec. Global Notes, 5.40%, 03/15/16	1,000,000	1,123,997
Sr. Unsec. Notes, 3.88%, 02/15/14	1,800,000	1,844,679
Precision Castparts Corp., Sr. Unsec. Global Notes, 0.70%, 12/20/15	3,645,000	3,652,101
Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	1,450,000	1,581,802
United Technologies Corp., Sr. Unsec. Global Notes, 1.80%, 06/01/17	1,600,000	1,632,726
		22,267,570

Agricultural Products–0.98%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 3.20%, 06/15/17	500,000	518,925
4.10%, 03/15/16	3,000,000	3,214,641
Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,205,000	1,198,424
Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,675,479
		8,607,469

Air Freight & Logistics–0.17%

United Parcel Service Inc., Sr. Unsec. Global Notes, 1.13%, 10/01/17	1,500,000	1,493,857

	Principal Amount	Value

Airlines–1.34%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	$149,830	$160,318
Continental Airlines Pass Through Trust, Series 2001-1, Class B, Sec. Pass Through Ctfs., 7.37%, 12/15/15	24,930	26,582
Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	3,703,408	4,363,077
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,362,515	1,423,829
Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	38,347	45,274
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	386,187	443,029
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	28,132	31,613
Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	4,822,625	5,292,830
		11,786,552

Asset Management & Custody Banks–0.06%

Northern Trust Corp., Sr. Unsec. Notes, 5.50%, 08/15/13	525,000	530,172

Automobile Manufacturers–1.82%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	250,000	253,281
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(b)	2,420,000	2,449,971
1.88%, 01/11/18(b)	2,525,000	2,517,521
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.70%, 05/09/16	325,000	324,799
3.88%, 01/15/15	500,000	519,090
Sr. Unsec. Notes, 3.00%, 06/12/17	2,000,000	2,054,811
3.98%, 06/15/16	3,600,000	3,829,941
Toyota Motor Credit Corp. (Japan), Sr. Unsec. Medium-Term Notes, 2.00%, 09/15/16	3,900,000	4,018,208
		15,967,622

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Automotive Retail–0.22%

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	$1,895,000	$1,962,756

Biotechnology–0.82%

Celgene Corp., Sr. Unsec. Global Notes, 1.90%, 08/15/17	950,000	957,172
Genzyme Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 06/15/15	3,000,000	3,182,152
Gilead Sciences Inc., Sr. Unsec. Global Notes, 2.40%, 12/01/14	3,000,000	3,076,642
		7,215,966

Brewers–0.65%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	1,300,000	1,371,670
4.13%, 01/15/15	1,000,000	1,055,555
5.38%, 11/15/14	290,000	309,525
Heineken NV (Netherlands), Sr. Unsec. Notes, 0.80%, 10/01/15(b)	2,970,000	2,968,452
		5,705,202

Broadcasting–0.77%

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	565,000	605,777
Sr. Unsec. Notes, 4.63%, 06/01/13	2,655,000	2,654,991
8.38%, 03/01/39(b)	60,000	86,615
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	230,000	276,055
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/14	3,000,000	3,165,000
		6,788,438

Cable & Satellite–1.44%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	695,000	712,399
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	1,405,000	1,391,891
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 2.10%, 04/01/14	4,300,000	4,358,866
5.95%, 04/01/41	75,000	90,642
Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/14/14	500,000	526,251
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	5,233,000	5,564,325
		12,644,374

Casinos & Gaming–0.06%

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	500,000	546,250

	Principal Amount	Value

Catalog Retail–0.65%

QVC Inc., Sr. Sec. Notes, 7.50%, 10/01/19(b)	$5,100,000	$5,661,000

Computer & Electronics Retail–0.11%

Best Buy Co. Inc., Sr. Unsec. Global Notes, 7.25%, 07/15/13	920,000	925,980

Computer Hardware–0.16%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	1,395,000	1,429,706

Construction & Engineering–0.47%

URS Corp., Sr. Unsec. Gtd. Notes, 4.35%, 04/01/17(b)	4,000,000	4,155,811

Construction & Farm Machinery & Heavy Trucks–1.27%

Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	2,575,000	2,576,071
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,760,000	1,746,484
John Deere Capital Corp., Sr. Unsec. Global Notes, 1.30%, 03/12/18	2,710,000	2,681,115
Sr. Unsec. Medium-Term Notes, 1.25%, 12/02/14	1,000,000	1,013,039
1.40%, 03/15/17	3,075,000	3,097,352
		11,114,061

Construction Materials–0.19%

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,700,519

Consumer Finance–1.34%

Ally Financial Inc., Sr. Unsec. Gtd. Notes, 4.50%, 02/11/14	250,000	254,062
American Express Co., Sr. Unsec. Notes, 7.25%, 05/20/14	450,000	478,900
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,707,617
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	1,000,000	994,613
2.13%, 07/15/14	2,000,000	2,028,857
2.15%, 03/23/15	1,750,000	1,782,724
SLM Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	2,685,000	2,740,217
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	780,000	788,597
		11,775,587

Department Stores–0.00%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	30,000	29,325

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Distillers & Vintners–0.83%

Brown-Forman Corp., Sr. Unsec. Notes, 1.00%, 01/15/18	$2,160,000	$2,125,115
Diageo Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 04/29/18	5,205,000	5,105,235
		7,230,350

Diversified Banks–5.49%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	470,000	478,355
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	625,000	645,271
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	2,750,000	2,788,665
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,174,516
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,625,000	1,627,036
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	635,000	642,134
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 5.20%, 07/10/14	985,000	1,033,551
Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,263,308
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	2,300,000	2,331,380
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	1,585,000	1,590,637
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 1.63%, 08/12/13(b)	2,500,000	2,502,796
HSBC USA Inc., Sr. Unsec. Global Notes, 2.38%, 02/13/15	1,160,000	1,191,320
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	750,000	803,676
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.00%, 10/18/13(b)	500,000	502,181
3.00%, 09/01/15(b)	1,015,000	1,047,870
National Australia Bank Ltd. (Australia), Sr. Unsec. Notes, 5.35%, 06/12/13(b)	555,000	555,512
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 03/20/15(b)	600,000	614,695
Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,167,630
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	3,495,000	3,581,753

	Principal Amount	Value

Diversified Banks–(continued)

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 2.99%, 10/07/13(b)	$3,000,000	$3,010,733
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	281,571
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	3,200,000	3,370,289
3.85%, 04/27/15(b)	850,000	889,237
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	3,005,000	3,070,447
U.S. Bancorp, Sr. Unsec. Global Notes, 4.20%, 05/15/14	280,000	290,216
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	2,025,000	2,123,439
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	200,000	218,580
6.55%, 10/13/20(b)	155,000	170,642
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,264,378
Sr. Unsec. Medium-Term Global Notes, 1.25%, 02/13/15	4,000,000	4,037,699
Series 1, Sr. Unsec. Medium-Term Global Notes, 3.75%, 10/01/14	250,000	260,430
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	1,575,000	1,579,494
		48,109,441

Diversified Capital Markets–0.60%

Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.50%, 05/01/14	4,213,000	4,407,498
UBS AG (Switzerland), Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	592,868
Sr. Unsec. Medium-Term Global Bank Notes, 2.25%, 08/12/13	250,000	250,846
		5,251,212

Diversified Chemicals–0.10%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.13%, 11/15/21	250,000	267,629
5.90%, 02/15/15	545,000	591,461
		859,090

Diversified Metals & Mining–1.40%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/14(b)	550,000	585,420
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 2.38%, 03/15/18(b)	5,000,000	4,991,490

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 03/20/15	$3,500,000	$3,525,017
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(b)	1,330,000	1,341,401
2.70%, 10/25/17(b)	1,830,000	1,850,486
		12,293,814

Diversified REIT’s–0.30%

Qatari Diar Finance Co. (Qatar), Sr. Unsec. Gtd. Notes, 3.50%, 07/21/15(b)	2,400,000	2,513,136
5.00%, 07/21/20(b)	120,000	134,663
		2,647,799

Electric Utilities–4.01%

Alabama Power Co, Sr. Unsec. Notes, 5.80%, 11/15/13	1,925,000	1,969,986
Appalachian Power Co., Sr. Unsec. Floating Rate Notes, 0.65%, 08/16/13(c)	4,000,000	4,002,549
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	2,355,000	2,458,923
9.75%, 03/15/19(b)	500,000	652,598
Electricite De France S.A. (France), Sr. Unsec. Notes, 5.50%, 01/26/14(b)	545,000	562,081
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,365,000	1,408,793
Entergy Arkansas Inc., Sec. First Mortgage Bonds, 5.40%, 08/01/13	3,350,000	3,376,008
Kentucky Utilities Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/01/15	3,000,000	3,069,508
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	2,685,000	2,750,188
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	4,000,000	4,028,135
2.60%, 09/01/15	1,475,000	1,527,023
Ohio Power Co., Sr. Unsec. Notes, 5.75%, 09/01/13	2,435,000	2,465,836
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,554,157
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,780,000	4,094,920
System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,200,000	1,232,490
		35,153,195

	Principal Amount	Value

Electrical Components & Equipment–0.57%

Eaton Corp. PLC, Sr. Unsec. Gtd. Notes, 0.95%, 11/02/15(b)	$5,000,000	$5,010,385

Environmental & Facilities Services– 0.28%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	2,355,000	2,435,422

Food Retail–0.18%

WM Wrigley Jr. Co., Sr. Sec. Gtd. Notes, 3.70%, 06/30/14(b)	1,500,000	1,542,274

General Merchandise Stores–0.56%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,240,000	2,226,813
3.25%, 04/15/23	2,800,000	2,722,087
		4,948,900

Gold–1.47%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 1.75%, 05/30/14	3,345,000	3,370,891
2.90%, 05/30/16	2,935,000	3,032,642
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	5,000,000	5,146,821
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	1,200,000	1,337,580
		12,887,934

Health Care Distributors–0.19%

McKesson Corp., Sr. Unsec. Global. Notes, 1.40%, 03/15/18	1,670,000	1,652,973

Health Care Equipment–0.66%

Medtronic Inc., Sr. Unsec. Global Notes, 3.00%, 03/15/15	5,500,000	5,738,773

Health Care Facilities–0.00%

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,638

Health Care Services–0.50%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.65%, 02/15/17	1,500,000	1,555,582
3.50%, 11/15/16	450,000	482,730
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	885,000	934,339
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	1,380,000	1,434,158
		4,406,809

Homebuilding–0.59%

DR Horton Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/14	5,000,000	5,150,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–1.51%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.20%, 02/05/16	$4,415,000	$4,402,112
1.88%, 12/15/17	1,285,000	1,272,435
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	3,854,000	3,950,350
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.50%, 03/01/18	2,385,000	2,394,244
2.95%, 03/01/17	1,000,000	1,031,031
5.63%, 03/01/21	130,000	142,779
		13,192,951

Independent Power Producers & Energy Traders–0.48%

AES Corp. (The), Sr. Unsec. Notes, 7.75%, 03/01/14	4,000,000	4,245,000

Industrial Conglomerates–1.29%

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	1,800,000	1,842,823
General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	3,000,000	3,009,212
Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 4.63%, 09/11/15(b)	2,217,000	2,379,529
5.75%, 09/11/19(b)	100,000	116,765
Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	3,060,000	3,258,900
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	680,245
		11,287,474

Industrial Machinery–0.58%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	5,000,000	5,040,782

Integrated Oil & Gas–0.68%

ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	417,000	429,018
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	210,000	233,397
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,500,000	3,652,329
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,210,000	1,275,087
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	350,000	360,890
		5,950,721

	Principal Amount	Value

Integrated Telecommunication Services–1.28%

AT&T Inc., Sr. Unsec. Global Notes, 0.80%, 12/01/15	$3,500,000	$3,499,775
2.50%, 08/15/15	1,070,000	1,108,472
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 5.55%, 02/01/14	4,340,000	4,475,268
7.38%, 11/15/13	1,000,000	1,029,755
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/13	585,000	594,392
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	226,874
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	129,000	129,453
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	119,000	120,592
		11,184,581

Internet Software & Services–0.57%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	1,940,000	1,947,211
Ebay Inc., Sr. Unsec. Global Notes, 0.70%, 07/15/15	3,000,000	3,010,525
		4,957,736

Investment Banking & Brokerage–2.64%

Charles Schwab Corp. (The), Sr. Unsec. Globals Notes, 0.85%, 12/04/15	4,890,000	4,896,448
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	2,535,000	2,692,731
5.25%, 10/15/13	2,050,000	2,084,441
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,485,000	1,558,337
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	500,000	546,402
7.30%, 08/01/14(b)	350,000	370,355
Morgan Stanley, Sr. Unsec. Global Notes, 1.75%, 02/25/16	4,060,000	4,069,479
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	1,880,000	1,982,224
Sr. Unsec. Notes, 2.88%, 01/24/14	2,490,000	2,524,981
3.45%, 11/02/15	2,210,000	2,306,910
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	90,104
		23,122,412

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Life & Health Insurance–0.50%

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	$345,000	$378,177
New York Life Global Funding, Series 2003-1, Tranche 1, Sr. Sec. Medium-Term Notes, 5.38%, 09/15/13(b)	1,000,000	1,014,622
Prudential Covered Trust, Series 2012-1, Class A, Sec. Gtd. Notes, 3.00%, 09/30/15(b)	2,700,000	2,799,757
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	205,836
		4,398,392

Managed Health Care–0.78%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	1,079,323
5.88%, 03/15/41	65,000	77,098
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 0.85%, 10/15/15	2,090,000	2,098,667
1.88%, 11/15/16	1,600,000	1,644,955
Sr. Unsec. Notes, 5.95%, 02/15/41	125,000	149,965
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	1,750,000	1,764,767
		6,814,775

Movies & Entertainment–0.07%

Viacom Inc., Sr. Unsec. Notes, 4.38%, 09/15/14	550,000	575,788

Multi-Line Insurance–0.23%

American International Group Inc., Sr. Unsec. Global Notes, 3.65%, 01/15/14	1,940,000	1,974,916

Multi-Utilities–0.35%

Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	3,000,000	3,097,496

Office Electronics–0.34%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	2,855,000	2,999,960

Office REIT’s–0.30%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	2,510,000	2,656,026

Oil & Gas Drilling–0.48%

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	3,430,000	3,716,175
6.00%, 03/15/18	400,000	459,504
		4,175,679

	Principal Amount	Value

Oil & Gas Exploration & Production– 2.22%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	$1,620,000	$1,708,396
Devon Energy Corp., Sr. Unsec. Global Notes, 2.40%, 07/15/16	1,600,000	1,654,892
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	112,748
EOG Resources, Inc., Sr. Unsec. Notes, 2.95%, 06/01/15	2,000,000	2,091,458
4.10%, 02/01/21	1,155,000	1,279,852
Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,596,363
Noble Holdings International Ltd., Sr. Unsec. Gtd. Global Notes, 7.38%, 03/15/14	2,275,000	2,377,478
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	5,172,000	5,295,094
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 3.50%, 01/30/23(b)	3,000,000	2,863,085
XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	440,000	452,991
		19,432,357

Oil & Gas Refining & Marketing–0.33%

Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	800,000	816,759
2.95%, 05/01/17	2,000,000	2,098,517
		2,915,276

Oil & Gas Storage & Transportation– 1.64%

DCP Midstreams Operating LP, Sr. Unsec. Gtd. Notes, 2.50%, 12/01/17	1,700,000	1,725,149
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	135,000	165,766
Series O, Sr. Unsec. Gtd. Notes, 9.75%, 01/31/14	400,000	423,820
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	445,000	460,284
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.67%, 08/15/14	4,750,000	5,015,898
5.90%, 09/15/13	475,000	482,140
Trans-Canada Pipelines Ltd. (Canada), Sr. Unsec. Global Notes, 0.88%, 03/02/15	2,969,000	2,984,532
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	3,000,000	3,147,885
		14,405,474

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Other Diversified Financial Services– 2.82%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	$3,070,000	$3,229,470
6.50%, 08/01/16	165,000	188,727
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	2,160,000	2,151,388
Citigroup Inc., Sr. Unsec. Floating Rate Notes, 2.28%, 08/13/13(c)	2,000,000	2,007,449
Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,195,921
Citigroup, Inc., Sr. Unsec. Notes, 4.75%, 05/19/15	3,000,000	3,212,612
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.25%, 01/10/14(b)	2,000,000	2,018,165
2.75%, 07/01/13(b)	420,000	420,695
ING US Inc., Sr. Unsec. Gtd. Notes, 2.90%, 02/15/18(b)	5,000,000	5,121,895
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 1.13%, 02/26/16	2,000,000	1,996,166
3.45%, 03/01/16	605,000	641,029
Unsec. Sub. Global Notes, 5.13%, 09/15/14	2,400,000	2,528,895
		24,712,412

Packaged Foods & Meats–0.28%

General Mills Inc., Sr. Unsec. Global Notes, 0.88%, 01/29/16	2,450,000	2,452,087

Paper Packaging–0.18%

Packing Corp. of America, Sr. Unsec. Global Notes, 3.90%, 06/15/22	1,500,000	1,546,489

Personal Products–0.32%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	2,780,000	2,833,527

Pharmaceuticals–1.82%

AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(b)	5,240,000	5,280,973
Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	4,000,000	3,972,380
Sanofi (France), Sr. Unsec. Global Notes, 1.63%, 03/28/14	1,675,000	1,692,873
Zoetis Inc., Sr. Unsec Notes, 1.15%, 02/01/16(b)	5,000,000	5,019,281
		15,965,507

Property & Casualty Insurance–0.25%

XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,092,000	2,203,399

	Principal Amount	Value

Publishing–0.03%

Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 11/15/14	$225,000	$248,625

Railroads–0.35%

CSX Corp., Sr. Unsec. Notes, 3.70%, 10/30/20	2,000,000	2,135,131
4.25%, 06/01/21	765,000	841,775
5.50%, 04/15/41	105,000	117,591
		3,094,497

Regional Banks–1.23%

CIT Group Inc., Series C, Sr. Unsec. Notes, 5.25%, 04/01/14(b)	3,500,000	3,618,125
Fifth Third Bancorp, Unsec. Sub. Notes, 4.50%, 06/01/18	1,360,000	1,493,042
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	903,452
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 4.65%, 02/25/15(b)	390,000	411,777
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	4,000,000	4,330,098
		10,756,494

Retail REIT’s–0.65%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/18(b)	3,500,000	3,471,563
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,815,000	2,219,973
		5,691,536

Soft Drinks–0.94%

Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.15%, 04/01/18	3,530,000	3,486,926
1.80%, 09/01/16	2,210,000	2,277,829
Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,500,000	1,506,024
Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	1,000,000	972,873
		8,243,652

Specialized Finance–1.41%

International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	1,000,000	1,040,625
5.75%, 05/15/16	2,300,000	2,469,625
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 1.13%, 11/01/13	4,300,000	4,313,743
3.05%, 03/01/16	4,295,000	4,540,445
		12,364,438

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Specialized REIT’s–1.09%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	$1,140,000	$1,211,801
Sr. Unsec. Notes, 4.50%, 01/15/18	175,000	191,408
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	594,685
HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	3,500,000	3,548,137
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,819,581
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	2,185,000	2,180,811
		9,546,423

Specialty Stores–0.99%

Staples Inc., Sr. Unsec. Global Notes, 2.75%, 01/12/18	8,500,000	8,653,936

Steel–0.46%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	1,615,000	1,669,096
4.25%, 03/01/16	1,000,000	1,044,487
6.13%, 06/01/18	750,000	820,227
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	500,000	510,000
		4,043,810

Systems Software–0.43%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/17	2,500,000	2,564,147
Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,191,697
		3,755,844

Tobacco–0.10%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	800,000	858,450

Trading Companies & Distributors–0.14%

GATX Corp., Sr. Unsec. Notes, 2.38%, 07/30/18	1,250,000	1,262,770

Trucking–0.70%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Floating Rate Global Notes, 2.78%, 05/15/14(c)	1,000,000	1,001,250
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 1.40%, 04/15/16(b)	2,000,000	2,002,699
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(b)	2,020,000	2,082,455

	Principal Amount	Value

Trucking–(continued)

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	$1,000,000	$1,035,914
		6,122,318

Wireless Telecommunication Services–1.40%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	870,000	896,604
3.63%, 03/30/15	1,755,000	1,838,150
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	1,415,000	1,463,790
4.52%, 01/15/15(b)	1,265,000	1,340,900
4.88%, 08/15/20(b)	245,000	275,381
6.11%, 01/15/20(b)	900,000	1,102,500
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 0.90%, 02/19/16	2,000,000	1,993,480
5.00%, 12/16/13	3,280,000	3,360,615
		12,271,420
Total U.S. Dollar Denominated Bonds and Notes (Cost $560,978,950)		571,887,469

Asset-Backed Securities–10.16%

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	5,000,000	5,224,880
Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,151,795
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 09/10/47(c)	4,200,000	4,569,178
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.87%, 05/25/34(c)	281,202	279,130
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.35%, 08/25/33(c)	410,804	416,305
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, Pass Through Ctfs., 5.20%, 01/12/41	318,704	324,325
Series 2005-T18, Class A4, Pass Through Ctfs., 4.93%, 02/13/42	4,141,836	4,401,455
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.61%, 03/11/39(c)	177,203	180,917

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.61%, 03/11/39(c)	$3,000,000	$3,305,367
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	562,534
Cabela’s Master Credit Card Trust, Series 2011-2A, Class A1, Pass Through Ctfs., 2.39%, 06/17/19(b)	1,500,000	1,560,517
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.36%, 08/25/34(c)	1,268,550	1,302,246
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	14,391	14,373
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(c)	454,637	461,883
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $813,428)(b)	789,736	843,537
Fontainebleau Miami Beach Trust, Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(b)	3,000,000	3,123,715
Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, Pass Through Ctfs., 4.20%, 02/15/17(b)	575,000	609,359
GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	2,000,000	2,237,565
Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	500,000	500,358
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	132,120
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	1,000,000	1,050,167
JP Mortgage Trust, Series 2013-2, Class A2, Pass Through Ctfs., 3.50%, 05/25/43(b)	5,000,000	5,063,281
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, Pass Through Ctfs., 4.37%, 03/15/36	350,000	357,492
Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	15,559	15,702
Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	621,807	625,777

	Principal Amount	Value
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	$165,000	$174,627
MBNA Credit Card Master Note Trust, Series 2004-B1, Pass Through Ctfs., 4.45%, 08/15/16	5,738,000	5,911,055
Morgan Stanley Capital I Trust, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	13,908	13,904
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(c)	305,000	330,548
RBSCF Trust, Series 2010-RR3, Class MS4A, Pass Through Ctfs., 4.97%, 04/16/40(b)	487,376	501,061
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,806,615
Series 2012-6, Class A2, Pass Through Ctfs., 0.47%, 09/15/15	2,700,000	2,700,805
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/43	4,213,193	4,142,912
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	4,028,059	4,029,393
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/43	5,305,473	5,410,625
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	3,500,000	3,483,483
Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	85,689	88,197
Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	57,064	59,374
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.48%, 07/15/41(c)	2,505,000	2,579,316
Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	4,000,000	4,252,098
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(c)	17,429	18,889
Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.48%, 12/15/44(c)	18,100	18,093
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.46%, 08/25/33(c)	1,760,514	1,816,639

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series WFCM 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/45	$5,000,000	$5,077,687
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(c)	1,461,210	1,482,060
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.63%, 09/25/34(c)	407,543	422,887
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(c)	1,099,002	1,126,816
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A2, Pass Throught Ctfs., 2.07%, 03/15/48	3,225,000	3,300,381
Total Asset-Backed Securities (Cost $88,471,630)		89,061,443

U.S. Treasury Securities–5.17%

U.S. Treasury Bills–0.09%

0.06%, 11/14/13 (e)(f)	500,000	499,852
0.18%, 11/14/13 (e)(f)	300,000	299,911
		799,763

U.S. Treasury Notes–5.08%

0.25%, 01/31/14	20,000,000	20,016,285
0.25%, 08/31/14	10,000,000	10,008,433
2.38%, 10/31/14	1,500,000	1,545,342
2.13%, 11/30/14	500,000	514,100
1.75%, 05/31/16	820,000	849,690
1.00%, 09/30/16	7,000,000	7,089,463
3.25%, 12/31/16	2,100,000	2,291,261
0.88%, 04/30/17	1,575,000	1,581,134
3.13%, 05/15/21	615,000	677,389
		44,573,097
Total U.S. Treasury Securities (Cost $44,919,178)		45,372,860

U.S. Government Sponsored Mortgage-Backed Securities–4.88%

Collateralized Mortgage Obligations–0.41%

Fannie Mae REMICs, 0.96%, 06/25/37(c)	1,409,097	1,430,276
Fannie Mae Whole Loan, 0.64%, 02/25/47(c)	207,167	208,687
Federal Deposit Insurance Co., Gtd. Floating Rate Notes, 0.75%, 02/25/48 (Acquired 03/05/10; Cost $1,300,624)(b)(c)	1,300,624	1,302,528
Freddie Mac REMICS, 7.50%, 09/15/29	338,437	396,644
1.20%, 12/15/31(c)	129,378	132,311
1.15%, 01/15/32(c)	65,467	66,401
Ginnie Mae REMICS, 0.60%, 09/16/19(c)	78,889	79,366
		3,616,213

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–2.22%

Pass Through Ctfs., 9.00%, 05/01/15	$30,444	$31,017
7.50%, 06/01/16 to 12/01/16	112,162	116,725
7.00%, 12/01/16 to 10/01/34	943,241	1,087,766
6.00%, 02/01/17 to 03/01/23	626,932	672,884
8.50%, 02/01/19 to 08/17/26	529,578	617,327
6.50%, 01/01/33 to 12/01/35	107,582	117,386
Pass Through Ctfs., ARM, 2.15%, 07/01/36(c)	161,862	172,086
3.01%, 02/01/37(c)	53,386	57,318
2.94%, 01/01/38(c)	69,172	74,446
Pass Through Ctfs., TBA, 3.50%, 06/01/43 (g)	16,000,000	16,530,000
		19,476,955

Federal National Mortgage Association (FNMA)–1.93%

Pass Through Ctfs., 7.50%, 02/01/15 to 02/01/31	620,016	716,665
7.00%, 04/01/15 to 08/01/36	4,210,923	4,725,876
8.50%, 09/01/15 to 07/01/30	354,089	420,933
6.50%, 11/01/16 to 10/01/35	1,267,875	1,414,709
8.00%, 12/01/17 to 08/01/32	690,057	757,251
9.00%, 02/01/21 to 01/01/30	143,109	169,052
Pass Through Ctfs., ARM, 2.08%, 09/01/19(c)	31,339	31,723
2.36%, 11/01/32(c)	78,551	83,397
2.34%, 05/01/35(c)	329,461	350,314
2.65%, 03/01/38(c)	63,536	67,575
Pass Through Ctfs., TBA, 3.00%, 06/01/43(g)	8,150,000	8,188,203
		16,925,698

Government National Mortgage Association (GNMA)–0.32%

Pass Through Ctfs., 6.50%, 10/15/13 to 02/15/34	1,527,973	1,701,337
7.00%, 05/15/17 to 06/15/32	527,882	577,639
9.50%, 09/15/17	336	338
6.00%, 06/15/18	224,252	239,282
7.75%, 11/15/19 to 02/15/21	94,443	95,446
7.50%, 12/20/25	46,043	57,027
8.50%, 07/20/27	85,318	100,134
		2,771,203
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $41,705,491)		42,790,069

	Shares

Preferred Stocks–0.98%

Diversified Banks–0.34%

CoBank ACB, Series F, 6.25% Pfd.(b)	28,000	2,997,750

Investment Banking & Brokerage–0.31%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	2,697,450

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Shares	Value

Regional Banks–0.23%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	$2,044,500

Reinsurance–0.10%

Reinsurance Group of America, Inc. 6.20%, Sr. Unsec. Sub. Pfd.	33,000	886,380
Total Preferred Stocks (Cost $8,125,000)		8,626,080

	Principal Amount

Municipal Obligations–0.57%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB 1.30%, 07/01/16	$2,000,000	2,006,540
2.11%, 07/01/18	3,000,000	2,989,710
Total Municipal Obligations (Cost $5,000,000)		4,996,250

U.S. Government Sponsored Agency Securities–0.39%

Federal National Mortgage Association (FNMA)–0.39%

Unsec. Global Notes, 2.63%, 11/20/14 (Cost $3,252,800)	3,270,000	3,383,163

	Shares

Money Market Funds–12.92%

Liquid Assets Portfolio –Institutional Class (h)	56,629,546	56,629,546
Premier Portfolio –Institutional Class (h)	56,629,545	56,629,545
Total Money Market Funds (Cost $113,259,091)		113,259,091
TOTAL INVESTMENTS–100.31% (Cost $865,712,140)		879,376,425
OTHER ASSETS LESS LIABILITIES–(0.31)%		(2,747,455)
NET ASSETS–100.00%		$876,628,970

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TBA	—To Be Announced
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $141,506,521, which represented 16.14% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security purchased on a forward commitment basis. See Note 1D.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Short Term Bond Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all

Invesco Short Term Bond Fund

E.	Futures Contracts – (continued)

exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable

Invesco Short Term Bond Fund

F.	Swap Agreements – (continued)

interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

G.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$118,887,421	$2,997,750	$--	$121,885,171
Corporate Debt Securities	--	571,887,469	--	571,887,469
U.S. Treasury Securities	--	45,372,860	--	45,372,860
Asset-Backed Securities	--	89,061,443	--	89,061,443
U.S Government Sponsored Securities	--	46,173,232	--	46,173,232
Municipal Obligations	--	4,996,250	--	4,996,250
	$118,887,421	$760,489,004	$--	$879,376,425
Futures*	51,538	--	--	51,538
Swap Agreements*	--	(447,927)	--	(447,927)
Total Investments	$118,938,959	$760,041,077	$--	$878,980,036

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Futures Contracts
Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	180	September-2013	$(22,034,531)	$24,935
U.S. Treasury 10 Year Notes	390	September-2013	(50,395,313)	26,603
Total				$51,538

Invesco Short Term Bond Fund

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup, Inc.	Buy	1.00%	06/20/17	0.722%	$6,000,000	$381,397	$(447,927)
(a)	Implied credit spreads represent the current level as of May 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $113,919,032 and $28,511,708, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,038,248
Aggregate unrealized (depreciation) of investment securities	(2,373,963)
Net unrealized appreciation of investment securities	$13,664,285

Cost of investments is the same for tax and financial reporting purposes.

Invesco Short Term Bond Fund

Invesco U.S. Government Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	GOV-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–62.15%

Collateralized Mortgage Obligations–28.10%

Fannie Mae REMICs, 5.50%, 04/25/17	$65,409	$66,097
5.00%, 04/25/18 to 09/25/37	11,129,970	11,762,590
4.00%, 07/25/18 to 07/25/40	12,555,421	13,282,359
3.50%, 10/25/18 to 12/25/31	1,262,956	1,277,083
4.50%, 07/25/19 to 07/25/27	1,401,547	1,418,884
4.25%, 12/25/19 to 02/25/37	8,197,218	8,621,665
2.25%, 02/25/21	1,010,348	1,038,056
2.50%, 03/25/26	3,519,128	3,665,599
7.00%, 09/18/27	2,001,254	2,336,208
6.50%, 01/25/30 to 03/25/32	5,859,456	6,696,458
5.75%, 10/25/35	2,259,931	2,545,776
0.49%, 05/25/36(a)	8,960,297	8,994,400
3.00%, 09/25/36	7,939,309	8,118,817
0.69%, 03/25/37 to 03/25/40(a)	9,193,088	9,247,681
0.96%, 06/25/37(a)	6,631,045	6,730,709
0.59%, 06/25/38(a)	11,345,857	11,418,697
6.58%, 06/25/39(a)	4,248,454	5,020,340
0.74%, 02/25/41(a)	8,215,833	8,287,454
0.71%, 11/25/41(a)	3,114,653	3,146,878
Federal Home Loan Bank, 5.07%, 10/20/15	2,823,828	3,019,364
Freddie Mac REMICs, 3.84%, 09/15/17	115,413	115,421
4.00%, 12/15/17 to 07/15/23	6,502,397	6,679,175
4.50%, 07/15/18 to 11/15/39	5,179,989	5,402,302
3.75%, 10/15/18	1,601,101	1,646,741
3.00%, 10/15/18 to 04/15/26	6,584,264	6,823,369
4.25%, 01/15/19	1,615,706	1,647,607
5.00%, 01/15/19 to 09/15/32	3,012,122	3,204,582
3.50%, 12/15/27	1,926,598	1,969,022
0.60%, 04/15/28 to 06/15/37(a)	17,332,860	17,448,283
5.25%, 08/15/32	337,733	338,775
0.70%, 12/15/35 to 03/15/40(a)	10,774,369	10,908,769
0.50%, 03/15/36(a)	8,345,797	8,386,495
5.75%, 05/15/36	1,037,577	1,064,311
0.55%, 11/15/36 to 03/15/39(a)	6,684,951	6,710,733
1.06%, 11/15/39(a)	1,481,151	1,497,364
0.65%, 03/15/40 to 02/15/42(a)	27,758,413	27,994,314
Ginnie Mae REMICs, 4.00%, 04/16/33 to 02/20/38	8,995,800	9,361,623
4.50%, 05/20/33 to 01/16/34	23,278,213	23,956,800
5.75%, 08/20/34(a)	2,941,206	3,315,596
5.85%, 01/20/39(a)	7,986,776	9,213,556
1.00%, 09/16/39(a)	3,756,219	3,843,333
4.51%, 07/20/41(a)	2,593,657	2,901,703
		271,124,989

	Principal Amount	Value

Federal Deposit Insurance Company (FDIC)–0.17%

Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.74%, 02/25/48 (Acquired 03/05/10; Cost $1,625,776)(a)(b)	$1,625,776	$1,628,156

Federal Home Loan Mortgage Corp. (FHLMC)–11.54%

Pass Through Ctfs., 7.00%, 12/01/14 to 03/01/36	2,756,192	3,139,241
6.50%, 04/01/15 to 12/01/35	11,617,859	13,242,938
8.00%, 12/01/15 to 02/01/35	5,627,147	6,922,175
10.00%, 02/01/16 to 04/01/20	173,254	198,799
6.00%, 06/01/17 to 07/01/38	3,685,089	4,012,650
10.50%, 08/01/19 to 01/01/21	18,639	19,964
8.50%, 09/01/20 to 08/01/31	405,578	496,350
4.50%, 09/01/20 to 01/01/40	8,926,503	9,681,564
9.50%, 11/01/20 to 04/01/25	98,960	111,353
7.50%, 11/01/20 to 05/01/35	4,502,663	5,385,517
9.00%, 06/01/21 to 04/01/25	500,383	566,655
5.50%, 12/01/22 to 01/01/37	4,681,704	5,062,083
3.50%, 08/01/26	5,238,992	5,604,829
7.05%, 05/20/27	375,745	404,856
3.00%, 05/01/27 to 07/01/27	6,152,635	6,463,588
6.03%, 10/20/30	776,050	913,207
5.00%, 07/01/35 to 01/01/40	5,304,421	5,738,783
Pass Through Ctfs., ARM, 2.93%, 09/01/35(a)	3,013,260	3,189,052
2.65%, 10/01/36(a)	3,311,557	3,562,993
2.94%, 10/01/36 to 01/01/38(a)	1,913,392	2,057,191
2.86%, 12/01/36(a)	867,326	927,813
2.06%, 05/01/37(a)	1,098,602	1,164,323
2.98%, 11/01/37(a)	3,257,050	3,518,258
Pass Through Ctfs., TBA, 3.00%, 07/01/43(c)	11,500,000	11,485,625
3.50%, 07/01/43(c)	17,000,000	17,515,313
		111,385,120

Federal National Mortgage Association (FNMA)–18.54%

Pass Through Ctfs., 6.00%, 10/01/13 to 10/01/38	14,361,709	15,697,685
7.00%, 01/15/14 to 06/01/36	8,846,072	10,204,031
8.00%, 02/01/14 to 12/01/36	5,586,735	6,689,593
7.50%, 02/01/14 to 08/01/37	6,652,874	7,910,022
12.00%, 12/01/15 to 01/01/16	5,890	6,031
6.50%, 04/01/16 to 10/01/38	10,494,751	11,772,701
9.50%, 07/01/16 to 08/01/22	19,792	21,931
9.00%, 12/01/16	38,141	41,518
5.00%, 01/01/17 to 03/01/39	7,607,290	8,306,821
4.50%, 04/01/19 to 08/01/39	9,280,431	10,144,282
10.00%, 12/20/19 to 12/20/21	138,243	144,816
5.50%, 03/01/21 to 05/01/35	11,377,172	12,479,441
6.75%, 07/01/24	721,987	827,819
8.50%, 09/01/24 to 08/01/37	3,558,942	4,323,457

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

10.19%, 04/20/25	$70,326	$73,760
6.95%, 07/01/25 to 10/01/25	132,873	149,830
3.50%, 05/01/27 to 06/01/27	7,746,585	8,274,093
Pass Through Ctfs., ARM, 2.50%, 10/01/34(a)	4,465,643	4,797,519
2.34%, 05/01/35(a)	2,558,170	2,720,087
2.74%, 01/01/37(a)	10,830,860	11,605,608
Pass Through Ctfs., BAL, 3.84%, 04/01/18	5,717,243	6,290,244
Pass Through Ctfs., TBA, 3.00%, 07/01/43(c)	37,500,000	37,564,455
3.50%, 07/01/43(c)	16,700,000	17,253,840
4.00%, 07/01/43(c)	1,500,000	1,579,805
		178,879,389

Government National Mortgage Association (GNMA)–3.80%

Pass Through Ctfs., 12.00%, 02/15/14 to 07/15/15	2,361	2,417
13.00%, 10/15/14	2,930	2,954
11.00%, 09/15/15	110	111
10.00%, 06/15/16 to 07/15/24	225,384	244,314
8.50%, 09/20/16 to 01/15/37	445,933	513,883
9.00%, 10/15/16 to 04/15/21	72,802	75,270
8.75%, 10/20/16	21,803	21,921
8.00%, 12/15/16 to 08/15/36	2,553,916	2,994,459
9.50%, 08/15/17 to 03/15/23	90,897	99,407
6.50%, 09/15/17 to 01/15/37	5,262,615	5,919,786
7.00%, 07/15/18 to 12/15/36	2,259,153	2,573,638
6.95%, 07/20/25 to 11/20/26	563,500	657,928
7.50%, 03/15/26 to 10/15/35	2,918,139	3,480,453
6.00%, 12/15/28 to 08/15/33	2,047,114	2,308,659
6.10%, 12/20/33	3,427,204	4,016,974
3.50%, 08/20/42 to 10/20/42	8,331,354	8,540,029
Pass Through Ctfs., TBA, 3.50%, 06/01/43(c)	5,000,000	5,244,922
		36,697,125
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $586,628,067)		599,714,779

U.S. Treasury Securities–22.13%

U.S. Treasury Notes–18.86%

0.63%, 05/31/17	12,000,000	11,916,797
2.75%, 05/31/17	6,000,000	6,465,614
2.38%, 07/31/17 (d)	16,000,000	17,009,191
0.63%, 09/30/17	12,000,000	11,860,636
0.75%, 12/31/17	7,000,000	6,932,965
0.88%, 01/31/18	7,500,000	7,462,178
1.38%, 09/30/18	12,450,000	12,607,240
1.38%, 12/31/18	3,000,000	3,029,937
1.00%, 11/30/19	7,000,000	6,815,128
3.63%, 02/15/20	7,800,000	8,896,996
1.13%, 03/31/20	6,000,000	5,850,956
3.50%, 05/15/20	14,500,000	16,414,746
2.63%, 08/15/20	11,000,000	11,778,813
3.13%, 05/15/21	20,000,000	22,028,903
2.13%, 08/15/21	3,700,000	3,783,382

	Principal Amount		Value

U.S. Treasury Notes–(continued)

2.00%, 11/15/21	$100,000		$100,894
1.75%, 05/15/22	6,750,000		6,615,307
2.00%, 02/15/23	22,600,000		22,364,778
			181,934,461

U.S. Treasury Bonds–2.84%

7.88%, 02/15/21	6,500,000		9,439,669
3.50%, 02/15/39	2,500,000		2,629,860
4.25%, 05/15/39	2,900,000		3,449,450
4.63%, 02/15/40	2,800,000		3,528,295
4.38%, 05/15/41	6,900,000		8,371,288
			27,418,562

U.S. Treasury Inflation - Indexed Bonds–0.43%

Notes, 0.13%, 07/15/22	4,048,720	(e)	4,171,128
Total U.S. Treasury Securities (Cost $209,164,800)			213,524,151

U.S. Government Sponsored Agency Securities–17.43%

Federal Agricultural Mortgage Corp.–2.61%

Sec. Gtd. Notes, 5.13%, 04/19/17(b)	6,000,000		6,971,284
Sr. Unsec. Notes, 2.00%, 07/27/16	4,000,000		4,172,189
Unsec. Medium-Term Notes, 1.25%, 12/06/13	7,000,000		7,040,954
0.85%, 08/11/14	7,000,000		7,057,838
			25,242,265

Federal Farm Credit Bank (FFCB)–1.37%

Unsec. Bonds, 1.05%, 03/28/16	4,000,000		4,052,031
Unsec. Medium-Term Notes, 5.75%, 12/07/28	7,000,000		9,151,804
			13,203,835

Federal Home Loan Bank (FHLB)–1.52%

Global Bonds, 0.50%, 11/20/15	9,800,000		9,820,969
Unsec. Bonds, 1.50%, 10/12/17	4,800,000		4,885,268
			14,706,237

Federal Home Loan Mortgage Corp. (FHLMC)–4.89%

Sr. Unsec. Global Notes, 5.00%, 04/18/17	2,750,000		3,190,480
Unsec. Global Notes, 0.50%, 05/13/16	4,250,000		4,247,010
2.00%, 08/25/16	5,500,000		5,741,423
1.00%, 03/08/17	10,300,000		10,385,341
0.75%, 01/12/18	7,900,000		7,775,536
0.88%, 03/07/18	6,350,000		6,271,767
1.25%, 10/02/19	9,800,000		9,616,032
			47,227,589

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–4.55%

Sr. Unsec. Global Notes, 5.00%, 05/11/17	$4,000,000	$4,640,782
Unsec. Global Notes, 2.38%, 04/11/16	2,300,000	2,420,038
1.25%, 01/30/17	8,300,000	8,445,882
1.13%, 04/27/17	5,450,000	5,508,785
0.88%, 08/28/17	7,250,000	7,221,894
0.88%, 10/26/17	6,200,000	6,161,303
0.88%, 05/21/18	6,500,000	6,400,713
Unsec. Notes, 1.38%, 11/15/16	3,000,000	3,069,437
		43,868,834

Tennessee Valley Authority (TVA)–2.49%

Sr. Unsec. Global Bonds, 4.88%, 12/15/16	11,377,000	13,012,898
Sr. Unsec. Global Notes, 5.50%, 07/18/17	7,700,000	9,079,090
1.88%, 08/15/22	2,000,000	1,916,219
		24,008,207
Total U.S. Government Sponsored Agency Securities (Cost $165,646,265)		168,256,967

Foreign Bonds–3.80%

Collateralized Mortgage Obligations–3.52%

La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.00%, 09/08/39 (Acquired 11/05/10-10/27/11; Cost $ 20,397,251)(a)(b)	19,725,135	20,557,289
Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $13,455,000)(b)	13,000,000	13,402,188
		33,959,477

Sovereign Debt–0.28%

Israel Government Agency for International Development (AID) Bond (Israel), Unsec. Gtd. Bonds, 5.13%, 11/01/24	2,200,000	2,720,768
Total Foreign Bonds (Cost $36,067,261)		36,680,245

	Principal Amount	Value

Corporate Notes–2.16%

Private Export Funding Corp.–2.16%

Sec. Gtd. Notes, 2.13%, 07/15/16	$5,000,000	$5,222,423
1.38%, 02/15/17	5,000,000	5,091,028
4.30%, 12/15/21	4,800,000	5,607,610
Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,957,283
Total Corporate Notes (Cost $19,780,019)		20,878,344

	Shares

Money Market Funds–1.58%

Government & Agency Portfolio –Institutional Class (Cost $15,207,340) (f)	15,207,340	15,207,340
TOTAL INVESTMENTS–109.25% (Cost $1,032,493,752)		1,054,261,826
OTHER ASSETS LESS LIABILITIES–(9.25)%		(89,239,177)
NET ASSETS–100.00%		$965,022,649

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
BAL	—Balloon
Ctfs.	—Certificates
Gtd.	—Guaranteed
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
TBA	—To Be Announced
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $42,558,917, which represented 4.41% of the Fund’s Net Assets.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e)	Principal amount of security and interest payments are adjusted for inflation.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco U.S. Government Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all

Invesco U.S. Government Fund

E.	Futures Contracts – (continued)

exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$15,207,340	$--	$--	$15,207,340
U.S. Treasury Securities	--	213,524,151	--	213,524,151
U.S Government Sponsored Agency Securities	--	767,971,746	--	767,971,746
Corporate Debt Securities	--	20,878,344	--	20,878,344
Foreign Sovereign Debt Securities	--	2,720,768	--	2,720,768
Foreign Bonds	--	33,959,477	--	33,959,477
	$15,207,340	$1,039,054,486	$--	$1,054,261,826
Futures*	(744,562)	--	--	(744,562)
Total Investments	$14,462,778	$1,039,054,486	$--	$1,053,517,264

* Unrealized appreciation (depreciation).

Invesco U.S. Government Fund

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts (a)	292,202	(1,036,764)
(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the three months ended May 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*
Realized Gain
Interest rate risk	$ 1,117,750
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(1,430,666)
Total	$ (312,916)

* The average notional value of futures outstanding during the period was $312,620,394.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bonds	285	September-2013	$43,355,625	$(799,934)
U.S. Treasury 2 Year Notes	281	September-2013	61,859,516	(70,840)
U.S. Treasury 5 Year Notes	620	September-2013	75,896,719	(165,990)
Subtotal				$(1,036,764)
Short Contracts
U.S. Treasury 10 Year Notes	310	September-2013	$(40,057,813)	$101,068
U.S. Treasury 30 Year Bonds	390	September-2013	(54,612,187)	191,134
Subtotal				$292,202
Total				$(744,562)

Invesco U.S. Government Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $398,660,584 and $474,240,089, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $81,474,203 and $51,227,209, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$25,461,226
Aggregate unrealized (depreciation) of investment securities	(6,560,605)
Net unrealized appreciation of investment securities	$18,900,621
Cost of investments for tax purposes is $1,035,361,205.

Invesco U.S. Government Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.